UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255
                                                      --------

                           Panorama Series Fund, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
COMMON STOCKS--98.0%
CONSUMER DISCRETIONARY--9.7%
AUTO COMPONENTS--0.4%
ArvinMeritor, Inc.                                             400   $     5,216
Autoliv, Inc.                                                1,900        64,125
BorgWarner, Inc.                                             2,100        68,817
Exide Technologies(1)                                          200         1,476
Gentex Corp.(2)                                              4,400        62,920
Goodyear Tire & Rubber Co. (The)(1)                            800        12,248
Lear Corp.(1)                                                2,200        23,100
TRW Automotive Holdings Corp.(1)                             3,600        57,276
WABCO Holdings, Inc.                                         1,400        49,756
                                                                     -----------
                                                                         344,934
                                                                     -----------
AUTOMOBILES--0.3%
Ford Motor Co.(1)                                           58,833       305,932
Thor Industries, Inc.                                          600        14,892
                                                                     -----------
                                                                         320,824
                                                                     -----------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                            1,300        52,273
LKQ Corp.(1)                                                 3,900        66,183
                                                                     -----------
                                                                         118,456
                                                                     -----------
DIVERSIFIED CONSUMER SERVICES--0.1%
Career Education Corp.(1)                                      300         4,905
Corinthian Colleges, Inc.(1)                                   200         3,000
H&R Block, Inc.                                              1,300        29,575
Hillenbrand, Inc.                                              100         2,016
Regis Corp.                                                    400        11,000
Service Corp. International                                  5,300        44,308
                                                                     -----------
                                                                          94,804
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE--0.5%
Bob Evans Farms, Inc.(2)                                       800        21,832
Boyd Gaming Corp.                                              200         1,872
Brinker International, Inc.                                  1,700        30,413
Carnival Corp.                                                 400        14,140
CEC Entertainment, Inc.(1)                                     400        13,280
Chipotle Mexican Grill, Inc., Cl. B(1)                         103         4,815
International Speedway Corp.                                   600        23,346
Interval Leisure Group, Inc.(1)                                920         9,568
Jack in the Box, Inc.(1)                                       700        14,770
McDonald's Corp.                                             4,400       271,480
Papa John's International, Inc.(1)                             300         8,148
Speedway Motorsports, Inc.                                     300         5,844
Wyndham Worldwide Corp.                                      4,800        75,408
                                                                     -----------
                                                                         494,916
                                                                     -----------
HOUSEHOLD DURABLES--0.3%
American Greetings Corp., Cl. A                                600         9,174
Centex Corp.                                                 1,400        22,680


                              1 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
HOUSEHOLD DURABLES CONTINUED
KB Home                                                        200   $     3,936
Lennar Corp., Cl. A                                          4,000        60,760
NVR, Inc.(1)                                                   100        57,200
Pulte Homes, Inc.                                            2,000        27,940
Ryland Group, Inc. (The)(2)                                    500        13,260
Snap-On, Inc.                                                1,600        84,256
Stanley Works (The)                                          1,000        41,740
Tempur-Pedic International, Inc.                               300         3,528
                                                                     -----------
                                                                         324,474
                                                                     -----------
INTERNET & CATALOG RETAIL--0.3%
Expedia, Inc.(1)                                             2,100        31,731
HSN, Inc.(1)                                                   920        10,129
Liberty Media Corp.-Interactive, Series A(1)                 8,200       105,862
NetFlix.com, Inc.(1)                                         1,100        33,968
Priceline.com, Inc.(1)                                         800        54,744
Ticketmaster(1)                                                920         9,872
                                                                     -----------
                                                                         246,306
                                                                     -----------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp.(2)                                           2,200        28,138
Callaway Golf Co.                                            2,300        32,361
Hasbro, Inc.                                                 2,700        93,744
Mattel, Inc.                                                 3,300        59,532
Polaris Industries, Inc.(2)                                    600        27,294
Pool Corp.                                                     100         2,333
                                                                     -----------
                                                                         243,402
                                                                     -----------
MEDIA--3.7%
Cablevision Systems Corp. New York Group, Cl. A              3,300        83,028
CBS Corp., Cl. B                                            39,900       581,742
Comcast Corp., Cl. A                                         4,100        80,483
Cox Radio, Inc., Cl. A(1, 2)                                   800         8,448
DirecTV Group, Inc. (The)(1)                                30,200       790,334
DreamWorks Animation SKG, Inc., Cl. A(1)                     2,700        84,915
Gannett Co., Inc.                                            2,500        42,275
Harte-Hanks, Inc.                                              800         8,296
Liberty Media Holding Corp.-Capital, Series A(1)               100         1,338
Marvel Entertainment, Inc.(1)                                  500        17,070
Mediacom Communications Corp.(1)                               100           592
Meredith Corp.(2)                                            1,100        30,844
News Corp., Inc., Cl. A                                     16,100       193,039
Regal Entertainment Group                                      100         1,578
Scholastic Corp.                                               900        23,112
Time Warner Cable, Inc., Cl. A(1, 2)                         8,300       200,860
Time Warner, Inc.                                           70,600       925,566
Viacom, Inc., Cl. B(1)                                       1,352        33,584
Walt Disney Co. (The)                                       14,800       454,212


                              2 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
MEDIA CONTINUED
Warner Music Group Corp.                                       100   $       760
                                                                     -----------
                                                                       3,562,076
                                                                     -----------
MULTILINE RETAIL--0.2%
Big Lots, Inc.(1, 2)                                         2,800        77,924
Dillard's, Inc., Cl. A(2)                                    2,000        23,600
Dollar Tree, Inc.(1)                                         2,500        90,900
Macy's, Inc.                                                 2,800        50,344
                                                                     -----------
                                                                         242,768
                                                                     -----------
SPECIALTY RETAIL--3.3%
Aaron Rents, Inc.                                              600        16,242
Aeropostale, Inc.(1, 2)                                      2,500        80,275
American Eagle Outfitters, Inc.                              4,500        68,625
AnnTaylor Stores Corp.(1)                                    1,200        24,768
AutoNation, Inc.(1, 2)                                       6,700        75,308
AutoZone, Inc.(1)                                              500        61,670
Barnes & Noble, Inc.                                           900        23,472
bebe stores, inc.                                            1,700        16,609
Best Buy Co., Inc.                                          18,200       682,500
Children's Place Retail Stores, Inc.(1)                        500        16,675
Dress Barn, Inc. (The)(1)                                    1,800        27,522
Foot Locker, Inc.                                            3,300        53,328
Gap, Inc. (The)                                             39,000       693,420
Gymboree Corp.(1)                                              700        24,850
Limited Brands, Inc.                                         5,500        95,260
Men's Wearhouse, Inc. (The)                                    200         4,248
Office Depot, Inc.(1)                                        6,400        37,248
OfficeMax, Inc.                                                400         3,556
Penske Automotive Group, Inc.                                1,700        19,499
RadioShack Corp.                                             3,900        67,392
Rent-A-Center, Inc.(1)                                       1,300        28,964
Ross Stores, Inc.                                            2,700        99,387
Sally Beauty Holdings, Inc.(1, 2)                            3,100        26,660
Staples, Inc.                                               12,100       272,250
Talbots, Inc. (The)                                            200         2,620
TJX Cos., Inc. (The)                                        17,200       524,944
Tractor Supply Co.(1)                                          900        37,845
Urban Outfitters, Inc.(1)                                    1,200        38,244
Williams-Sonoma, Inc.                                        1,700        27,506
Zale Corp.(1)                                                  300         7,500
                                                                     -----------
                                                                       3,158,387
                                                                     -----------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Carter's, Inc.(1)                                              600        11,838
Fossil, Inc.(1)                                                300         8,469
Hanesbrands, Inc.(1)                                         2,200        47,850
Jones Apparel Group, Inc.                                    1,600        29,616
Liz Claiborne, Inc.                                          1,900        31,217


                              3 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Phillips/Van Heusen Corp.                                      200   $     7,582
Quicksilver, Inc.(1)                                           400         2,296
Skechers USA, Inc., Cl. A(1)                                 1,000        16,830
Timberland Co., Cl. A(1)                                       400         6,948
UniFirst Corp.                                                 200         8,618
Warnaco Group, Inc. (The)(1)                                 1,400        63,406
Wolverine World Wide, Inc.                                   1,000        26,460
                                                                     -----------
                                                                         261,130
                                                                     -----------
CONSUMER STAPLES--6.9%
BEVERAGES--1.2%
Coca-Cola Co. (The)                                         10,900       576,392
Pepsi Bottling Group, Inc. (The)                               600        17,502
PepsiCo, Inc.                                                8,320       592,966
                                                                     -----------
                                                                       1,186,860
                                                                     -----------
FOOD & STAPLES RETAILING--2.4%
Casey's General Stores, Inc.                                   800        24,136
CVS Caremark Corp.                                           2,900        97,614
Kroger Co. (The)                                            33,000       906,840
Longs Drug Stores, Inc.                                        300        22,692
Safeway, Inc.                                               25,400       602,488
Wal-Mart Stores, Inc.                                       10,800       646,812
Weis Markets, Inc.                                             100         3,601
                                                                     -----------
                                                                       2,304,183
                                                                     -----------
FOOD PRODUCTS--0.1%
Del Monte Foods Co.                                          1,300        10,140
Fresh Del Monte Produce, Inc.(1)                               300         6,660
Pilgrim's Pride Corp.                                          500         1,245
Tyson Foods, Inc., Cl. A                                     3,300        39,402
                                                                     -----------
                                                                          57,447
                                                                     -----------
HOUSEHOLD PRODUCTS--1.4%
Procter & Gamble Co. (The)                                  19,365     1,349,547
PERSONAL PRODUCTS--0.1%
Chattem, Inc.(1,2)                                             400        31,272
Herbalife Ltd.                                               1,700        67,184
NBTY, Inc.(1)                                                1,000        29,520
Nu Skin Asia Pacific, Inc., Cl. A                              800        12,976
                                                                     -----------
                                                                         140,952
                                                                     -----------
TOBACCO--1.7%
Altria Group, Inc.                                          17,200       341,248
Lorillard, Inc.                                              4,158       295,842
Philip Morris International, Inc.                           17,900       860,990
Reynolds American, Inc.                                      2,300       111,826
Universal Corp.                                                600        29,454
                                                                     -----------
                                                                       1,639,360
                                                                     -----------
ENERGY--19.2%
ENERGY EQUIPMENT & SERVICES--2.1%
Dresser-Rand Group, Inc.(1)                                  2,200        69,234


                              4 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
ENERGY EQUIPMENT & SERVICES CONTINUED
Grey Wolf, Inc.(1)                                           1,600   $    12,448
Gulfmark Offshore, Inc.(1)                                     500        22,440
Halliburton Co.                                              3,000        97,170
Key Energy Services, Inc.(1)                                 1,400        16,240
Lufkin Industries, Inc.                                        300        23,805
Nabors Industries Ltd.(1)                                    2,500        62,300
Noble Corp.                                                 15,000       658,500
Oil States International, Inc.(1)                            1,600        56,560
Parker Drilling Co.(1)                                         200         1,604
Patterson-UTI Energy, Inc.                                   3,200        64,064
Pioneer Drilling Co.(1)                                        200         2,660
Schlumberger Ltd.                                            7,500       585,675
Seacor Holdings, Inc.(1, 2)                                    300        23,685
Transocean, Inc.                                             2,400       263,616
Unit Corp.(1)                                                1,100        54,802
                                                                     -----------
                                                                       2,014,803
                                                                     -----------
OIL, GAS & CONSUMABLE FUELS--17.1%
Anadarko Petroleum Corp.                                    16,500       800,415
Apache Corp.                                                10,000     1,042,800
Berry Petroleum Co., Cl. A                                     800        30,984
Bill Barrett Corp.(1)                                          700        22,477
BPZ Resources, Inc.(1)                                         100         1,720
Chesapeake Energy Corp.                                      5,700       204,402
Chevron Corp.                                               28,401     2,342,514
Cimarex Energy Co.                                           1,400        68,474
ConocoPhillips                                              24,528     1,796,676
Continental Resources, Inc.(1)                                 500        19,615
CVR Energy, Inc.(1)                                            100           852
Delta Petroleum Corp.(1, 2)                                  1,100        14,938
Denbury Resources, Inc.(1)                                   3,400        64,736
Devon Energy Corp.                                           3,400       310,080
Exxon Mobil Corp.                                           54,476     4,230,606
Frontier Oil Corp.                                           1,600        29,472
Hess Corp.                                                   8,600       705,888
Marathon Oil Corp.                                          24,100       960,867
Mariner Energy, Inc.(1)                                      2,500        51,250
Massey Energy Co.                                            1,400        49,938
Murphy Oil Corp.                                             4,600       295,044
Noble Energy, Inc.                                          10,500       583,695
Nordic American Tanker Shipping Ltd.                           400        12,824
Occidental Petroleum Corp.                                  18,900     1,331,505
Overseas Shipholding Group, Inc.                             1,100        64,141
Plains Exploration & Production Co.(1)                       1,800        63,288
Rosetta Resources, Inc.(1)                                   1,100        20,196
Spectra Energy Corp.                                        14,000       333,200
Stone Energy Corp.(1)                                          616        26,075


                              5 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Swift Energy Co.(1)                                            600   $    23,214
Valero Energy Corp.                                         22,200       672,660
VeraSun Energy Corp.(1)                                        800         2,504
W&T Offshore, Inc.                                           1,800        49,122
Whiting Petroleum Corp.(1)                                     500        35,630
Williams Cos., Inc. (The)                                    2,200        52,030
XTO Energy, Inc.                                             5,000       232,600
                                                                     -----------
                                                                      16,546,432
                                                                     -----------
FINANCIALS--9.0%
CAPITAL MARKETS--0.9%
Bank of New York Mellon Corp.                                2,200        71,676
BlackRock, Inc.                                              1,300       252,850
E*TRADE Financial Corp.(1)                                   2,100         5,880
Goldman Sachs Group, Inc. (The)                              2,900       371,200
Invesco Ltd.                                                   300         6,294
KBW, Inc.(1)                                                   400        13,176
Knight Capital Group, Inc., Cl. A(1)                         1,800        26,748
Legg Mason, Inc.                                             1,400        53,284
Morgan Stanley                                               1,200        27,600
Stifel Financial Corp.(1)                                      100         4,990
TD Ameritrade Holding Corp.(1)                               5,400        87,480
                                                                     -----------
                                                                         921,178
                                                                     -----------
COMMERCIAL BANKS--0.8%
Cathay Bancorp, Inc.                                           100         2,380
Colonial BancGroup, Inc. (The)(2)                            3,500        27,510
East West Bancorp, Inc.                                        400         5,480
First Commonwealth Financial Corp.                             100         1,347
First Horizon National Corp.                                 3,401        31,833
First Midwest Bancorp, Inc.(2)                                 700        16,968
FirstMerit Corp.                                             1,100        23,100
Hancock Holding Co.(2)                                         300        15,300
International Bancshares Corp.                                 800        21,600
National Penn Bancshares, Inc.(2)                            1,700        24,820
Old National Bancorp                                         1,500        30,030
Pacific Capital Bancorp                                      1,200        24,420
Park National Corp.                                            100         7,800
Popular, Inc.(2)                                             7,600        63,004
Regions Financial Corp.                                      3,900        37,440
Susquehanna Bancshares, Inc.(2)                              1,700        33,184
SVB Financial Group(1)                                         100         5,792
Trustmark Corp.                                                200         4,148
Webster Financial Corp.                                      1,500        37,875
Wells Fargo & Co.                                            7,200       270,216
Westamerica Bancorp                                            100         5,753
Zions Bancorp                                                1,100        42,570
                                                                     -----------
                                                                         732,570


                              6 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
CONSUMER FINANCE--0.2%
AmeriCredit Corp.(1,2)                                       1,300   $    13,169
Cash America International, Inc.                               600        21,624
Discover Financial Services                                  7,700       106,414
Student Loan Corp. (The)                                       100         9,300
                                                                     -----------
                                                                         150,507
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES--2.5%
Bank of America Corp.                                       20,412       714,420
Citigroup, Inc.                                             21,677       444,595
JPMorgan Chase & Co.                                        22,604     1,055,607
Leucadia National Corp.                                      1,800        81,792
NASDAQ OMX Group, Inc. (The)(1)                              2,900        88,653
PHH Corp.(1)                                                   800        10,632
                                                                     -----------
                                                                       2,395,699
                                                                     -----------
INSURANCE--4.6%
ACE Ltd.                                                     2,100       113,673
Allied World Assurance Holdings Ltd.                           900        31,968
American Financial Group, Inc.                               2,900        85,550
AmTrust Financial Services, Inc.                               200         2,718
Arch Capital Group Ltd.(1)                                   1,300        94,939
Aspen Insurance Holdings Ltd.                                1,700        46,750
Assurant, Inc.                                               1,700        93,500
Axis Capital Holdings Ltd.                                   3,100        98,301
Berkley (W.R.) Corp.                                         3,600        84,780
Berkshire Hathaway, Inc., Cl. B(1)                             164       720,780
Brown & Brown, Inc.                                          3,500        75,670
Chubb Corp.                                                 18,500     1,015,650
Cincinnati Financial Corp.                                   2,000        56,880
CNA Financial Corp.                                          2,700        70,848
Conseco, Inc.(1)                                             1,000         3,520
Delphi Financial Group, Inc., Cl. A                            200         5,608
Employers Holdings, Inc.                                       700        12,166
Endurance Specialty Holdings Ltd.                              900        27,828
Everest Re Group Ltd.                                          200        17,306
Fidelity National Title Group, Inc., Cl. A                   5,100        74,970
First American Corp.                                           200         5,900
Flagstone Reinsurance Holdings Ltd.                            100         1,027
Genworth Financial, Inc., Cl. A                              5,100        43,911
Hanover Insurance Group, Inc.                                1,600        72,832
Harleysville Group, Inc.                                       500        18,900
HCC Insurance Holdings, Inc.                                 2,700        72,900
IPC Holdings Ltd.                                            1,000        30,210
Loews Corp.                                                  7,173       283,262
Max Capital Group Ltd.                                       1,100        25,553
Montpelier Re Holdings Ltd.                                    600         9,906
Nationwide Financial Services, Inc., Cl. A                     400        19,732
Navigators Group, Inc. (The)(1)                                200        11,600
Odyssey Re Holdings Corp.                                    2,000        87,600
OneBeacon Insurance Group Ltd.                                 500        10,575


                              7 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
INSURANCE CONTINUED
Partnerre Holdings Ltd.                                      1,300   $    88,517
Philadelphia Consolidated Holding Co.(1)                     1,200        70,284
Phoenix Cos., Inc. (The)                                       200         1,848
Platinum Underwriters Holdings Ltd.                            900        31,932
ProAssurance Corp.(1)                                          600        33,600
Protective Life Corp.                                        2,100        59,871
RenaissanceRe Holdings Ltd.                                    900        46,800
RLI Corp.                                                      400        24,836
Selective Insurance Group, Inc.                              1,000        22,920
StanCorp Financial Group, Inc.                               1,600        83,200
State Auto Financial Corp.                                     100         2,907
Torchmark Corp.                                                100         5,980
Transatlantic Holdings, Inc.                                   300        16,305
Travelers Cos., Inc. (The)                                   7,500       339,000
Unitrin, Inc.                                                  400         9,976
UnumProvident Corp.                                          5,100       128,010
Validus Holdings Ltd.                                          100         2,325
Willis Group Holdings Ltd.                                   1,200        38,712
Zenith National Insurance Corp.                                400        14,656
                                                                     -----------
                                                                       4,448,992
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS--0.0%
General Growth Properties, Inc.                              2,000        30,200
THRIFTS & MORTGAGE FINANCE--0.0%
Provident Financial Services, Inc.                           1,000        16,510
TFS Financial Corp.                                            800        10,016
Tree.com, Inc.(1)                                              153           737
                                                                     -----------
                                                                          27,263
                                                                     -----------
HEALTH CARE--8.1%
BIOTECHNOLOGY--0.9%
Amgen, Inc.(1)                                               8,400       497,868
Celera Corp.(1)                                                100         1,545
Cubist Pharmaceuticals, Inc.(1)                              1,200        26,676
Genentech, Inc.(1)                                           2,800       248,304
Gilead Sciences, Inc.(1)                                     1,000        45,580
Martek Biosciences Corp.                                       800        25,136
PDL BioPharma, Inc.                                          2,400        22,344
                                                                     -----------
                                                                         867,453
                                                                     -----------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
American Medical Systems Holdings, Inc.(1)                     900        15,984
Analogic Corp.                                                 300        14,928
Boston Scientific Corp.(1)                                   9,500       116,565
Hill-Rom Holdings, Inc.(2)                                   1,100        33,341
Medtronic, Inc.                                              1,100        55,110
Sirona Dental Systems, Inc.(1)                                 700        16,296
Steris Corp.                                                   900        33,822
Teleflex, Inc.                                                 100         6,349
                                                                     -----------
                                                                         292,395


                              8 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
HEALTH CARE PROVIDERS & SERVICES--2.2%
Aetna, Inc.                                                 22,700   $   819,697
AMERIGROUP Corp.(1)                                          1,100        27,764
Cardinal Health, Inc.                                          600        29,568
Centene Corp.(1)                                               800        16,408
Chemed Corp.                                                   500        20,530
Coventry Health Care, Inc.(1)                                  800        26,040
Emergency Medical Services LP, Cl. A(1)                        300         8,964
Health Net, Inc.(1)                                          2,900        68,440
HealthExtras, Inc.(1)                                          600        15,672
Healthspring, Inc.(1)                                        1,200        25,392
Kindred Healthcare, Inc.(1)                                    800        22,056
LifePoint Hospitals, Inc.(1, 2)                              1,000        32,140
Lincare Holdings, Inc.(1)                                      900        27,081
Magellan Health Services, Inc.(1)                              300        12,318
Omnicare, Inc.                                                 700        20,139
Owens & Minor, Inc.                                            700        33,950
PSS World Medical, Inc.(1, 2)                                  400         7,800
UnitedHealth Group, Inc.                                     6,882       174,734
Universal Health Services, Inc., Cl. B                       1,000        56,030
WellCare Health Plans, Inc.(1)                                 200         7,200
WellPoint, Inc.(1)                                          15,700       734,289
                                                                     -----------
                                                                       2,186,212
                                                                     -----------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Pharmaceutical Product Development, Inc.                     2,100        86,835
Thermo Fisher Scientific, Inc.(1)                              900        49,500
Varian, Inc.(1)                                                400        17,160
                                                                     -----------
                                                                         153,495
                                                                     -----------
PHARMACEUTICALS--4.5%
Abbott Laboratories                                          3,100       178,498
Alpharma, Inc., Cl. A(1)                                     1,000        36,890
Eli Lilly & Co.                                              8,800       387,464
Endo Pharmaceuticals Holdings, Inc.(1)                         200         4,000
Johnson & Johnson                                           22,800     1,579,584
K-V Pharmaceutical Co., Cl. A(1, 2)                            100         2,271
King Pharmaceuticals, Inc.(1)                                8,500        81,430
Medicis Pharmaceutical Corp., Cl. A(2)                       1,300        19,383
Merck & Co., Inc.                                           20,400       643,824
Pfizer, Inc.                                                65,165     1,201,643
Sepracor, Inc.(1)                                            4,000        73,240
Warner Chilcott Ltd., Cl. A(1)                               1,600        24,192
Watson Pharmaceuticals, Inc.(1)                              3,100        88,350
                                                                     -----------
                                                                       4,320,769


                              9 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
INDUSTRIALS--13.5%
AEROSPACE & DEFENSE--4.1%
BE Aerospace, Inc.(1)                                        3,200   $    50,656
Boeing Co.                                                  15,800       906,130
Ceradyne, Inc.(1)                                              600        21,996
DRS Technologies, Inc.                                         600        46,050
DynCorp International, Inc., Cl. A(1)                          100         1,676
Esterline Technologies Corp.(1)                                600        23,754
General Dynamics Corp.                                       3,200       235,584
Honeywell International, Inc.                                5,100       211,905
L-3 Communications Holdings, Inc.                            3,700       363,784
Northrop Grumman Corp.                                      13,100       793,074
Orbital Sciences Corp.(1)                                      900        21,573
Raytheon Co.                                                14,300       765,193
Triumph Group, Inc.                                            400        18,284
United Technologies Corp.                                    8,600       516,516
                                                                     -----------
                                                                       3,976,175
                                                                     -----------
AIR FREIGHT & LOGISTICS--0.1%
Hub Group, Inc., Cl. A(1)                                      900        33,885
Pacer International, Inc.                                      500         8,235
UTi Worldwide, Inc.                                            800        13,616
                                                                     -----------
                                                                          55,736
                                                                     -----------
AIRLINES--0.1%
Continental Airlines, Inc., Cl. B(1)                         1,800        30,024
SkyWest, Inc.                                                1,300        20,774
                                                                     -----------
                                                                          50,798
                                                                     -----------
BUILDING PRODUCTS--0.1%
Armstrong World Industries, Inc.                               500        14,450
Lennox International, Inc.                                     800        26,616
Owens Corning, Inc.(1)                                         500        11,955
                                                                     -----------
                                                                          53,021
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES--1.5%
Brink's Co. (The)                                            1,300        79,326
Clean Harbors, Inc.(1)                                         400        27,020
Copart, Inc.(1,2)                                              800        30,400
CoStar Group, Inc.(1)                                          100         4,539
Deluxe Corp.                                                 1,500        21,585
First Advantage Corp., Cl. A(1)                                100         1,405
HNI Corp.(2)                                                   800        20,272
Ikon Office Solutions, Inc.                                  2,100        35,721
Interface, Inc., Cl. A                                         800         9,096
Korn-Ferry International(1)                                    500         8,910
Manpower, Inc.                                               1,700        73,372
Miller (Herman), Inc.                                        1,200        29,364
Monster Worldwide, Inc.(1)                                   4,200        62,622
MPS Group, Inc.(1)                                           2,100        21,168
Navigant Consulting, Inc.(1)                                   100         1,989


                             10 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
R.R. Donnelley & Sons Co.                                    3,500   $    85,855
Resources Connection, Inc.(1)                                1,100        24,783
Robert Half International, Inc.                              3,700        91,575
Steelcase, Inc., Cl. A                                       2,100        22,575
Sykes Enterprises, Inc.(1)                                     500        10,980
United Stationers, Inc.(1)                                     400        19,132
Waste Management, Inc.                                      23,000       724,270
Watson Wyatt & Co. Holdings                                  1,000        49,730
                                                                     -----------
                                                                       1,455,689
                                                                     -----------
CONSTRUCTION & ENGINEERING--0.2%
Aecom Technology Corp.(1)                                    2,300        56,212
EMCOR Group, Inc.(1)                                         2,100        55,272
Granite Construction, Inc.                                     800        28,656
KBR, Inc.                                                    3,000        45,810
MasTec, Inc.(1)                                                300         3,987
                                                                     -----------
                                                                         189,937
                                                                     -----------
ELECTRICAL EQUIPMENT--0.5%
Acuity Brands, Inc.                                            700        29,232
Baldor Electric Co.                                            900        25,929
Belden, Inc.                                                   800        25,432
Brady Corp., Cl. A                                             400        14,112
Cooper Industries Ltd., Cl. A                                1,700        67,915
Emerson Electric Co.                                         3,700       150,923
GrafTech International Ltd.(1)                               3,400        51,374
Hubbell, Inc., Cl. B                                           100         3,505
Regal-Beloit Corp.                                             200         8,504
Roper Industries, Inc.                                         300        17,088
Smith (A.O.) Corp.                                             600        23,514
Thomas & Betts Corp.(1)                                      1,700        66,419
Woodward Governor Co.                                        2,000        70,540
                                                                     -----------
                                                                         554,487
                                                                     -----------
INDUSTRIAL CONGLOMERATES--2.4%
3M Co.                                                       5,400       368,874
Carlisle Cos., Inc.                                            200         5,994
General Electric Co.                                        70,100     1,787,550
Tyco International Ltd.                                      4,525       158,466
                                                                     -----------
                                                                       2,320,884
                                                                     -----------
MACHINERY--3.1%
Barnes Group, Inc.                                             700        14,154
Caterpillar, Inc.                                           11,900       709,240
CIRCOR International, Inc.                                     300        13,029
Crane Co.                                                      300         8,913
Cummins, Inc.                                               10,400       454,688
Dover Corp.                                                  2,500       101,375
Eaton Corp.                                                    100         5,618
EnPro Industries, Inc.(1)                                      400        14,864
Gardner Denver, Inc.(1)                                      1,600        55,552


                             11 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
MACHINERY CONTINUED
IDEX Corp.                                                   2,400   $    74,448
Illinois Tool Works, Inc.                                    4,400       195,580
Ingersoll-Rand Co. Ltd., Cl. A                               8,900       277,413
Kennametal, Inc.                                             2,500        67,800
Lincoln Electric Holdings, Inc.                              1,100        70,741
Mueller Industries, Inc.                                       900        20,709
Mueller Water Procucts, Inc., Cl. A                            500         4,490
Navistar International Corp.(1)                                400        21,672
Nordson Corp.                                                1,100        54,021
Oshkosh Corp.                                                  500         6,580
Parker-Hannifin Corp.                                       10,500       556,500
Pentair, Inc.                                                1,500        51,855
Robbins & Myers, Inc.                                          700        21,651
Timken Co.                                                   2,700        76,545
Titan International, Inc.                                      200         4,264
Toro Co. (The)(2)                                              800        33,040
Trinity Industries, Inc.                                       700        18,011
Wabtec Corp.                                                 1,200        61,476
Watts Water Technologies, Inc., Cl. A                          900        24,615
                                                                     -----------
                                                                       3,018,844
                                                                     -----------
MARINE--0.0%
Alexander & Baldwin, Inc.                                      500        22,015
Excel Maritime Carriers Ltd.                                   400         6,032
TBS International Ltd., Cl. A(1)                               100         1,346
                                                                     -----------
                                                                          29,393
                                                                     -----------
ROAD & RAIL--1.2%
Amerco(1)                                                      100         4,193
Arkansas Best Corp.                                            800        26,952
Avis Budget Group, Inc.(1)                                   2,800        16,072
CSX Corp.                                                    1,000        54,570
Heartland Express, Inc.                                        800        12,416
Hertz Global Holdings, Inc.(1)                               6,800        51,476
Norfolk Southern Corp.                                      13,600       900,456
Old Dominion Freight Line, Inc.(1)                             100         2,834
Ryder Systems, Inc.                                            900        55,800
Werner Enterprises, Inc.(2)                                  1,400        30,394
YRC Worldwide, Inc.(1, 2)                                    1,500        17,940
                                                                     -----------
                                                                       1,173,103
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Applied Industrial Technologies, Inc.                        1,000        26,930
GATX Corp.                                                     500        19,785
MSC Industrial Direct Co., Inc., Cl. A                       1,600        73,712
Textainer Group Holdings Ltd.                                  100         1,519
United Rentals, Inc.(1)                                      1,510        23,012
W.W. Grainger, Inc.                                            300        26,091
Watsco, Inc.                                                   400        20,112


                             12 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
TRADING COMPANIES & DISTRIBUTORS CONTINUED
WESCO International, Inc.(1)                                   800   $    25,744
                                                                     -----------
                                                                         216,905
                                                                     -----------
INFORMATION TECHNOLOGY--21.7%
COMMUNICATIONS EQUIPMENT--2.8%
3Com Corp.(1)                                                  300           699
ADTRAN, Inc.                                                 1,200        23,388
Avocent Corp.(1)                                             1,000        20,460
Brocade Communications Systems, Inc.(1)                     10,700        62,274
Ciena Corp.(1)                                                 700         7,056
Cisco Systems, Inc.(1)                                      69,800     1,574,688
Comtech Telecommunications Corp.(1)                            300        14,772
Corning, Inc.                                                6,800       106,352
EchoStar Holding Corp.(1)                                    1,520        36,632
Emulex Corp.(1)                                              2,100        22,407
F5 Networks, Inc.(1)                                         1,000        23,380
Harris Corp.                                                 1,600        73,920
InterDigital, Inc.(1)                                          900        21,645
JDS Uniphase Corp.(1)                                        7,500        63,450
Plantronics, Inc.                                            1,200        27,024
Polycom, Inc.(1)                                             2,100        48,573
QUALCOMM, Inc.                                              12,800       550,016
Tekelec, Inc.(1)                                             1,800        25,182
Tellabs, Inc.(1)                                             7,600        30,856
                                                                     -----------
                                                                       2,732,774
                                                                     -----------
COMPUTERS & PERIPHERALS--5.5%
Apple, Inc.(1)                                               6,100       693,326
Avid Technology, Inc.(1)                                       300         7,218
Dell, Inc.(1)                                                5,300        87,344
Electronics for Imaging, Inc.(1)                               500         6,965
EMC Corp.(1)                                                 6,700        80,132
Hewlett-Packard Co.                                         43,000     1,988,320
Intermec, Inc.(1)                                              200         3,928
International Business Machines Corp.                       14,300     1,672,528
Lexmark International, Inc., Cl. A(1)                        2,600        84,682
NCR Corp.(1)                                                 3,700        81,585
QLogic Corp.(1)                                              3,500        53,760
SanDisk Corp.(1)                                             4,400        86,020
Seagate Technology                                          20,800       252,096
Sun Microsystems, Inc.(1)                                   11,500        87,400
Synaptics, Inc.(1, 2)                                        1,050        31,731
Teradata Corp.(1)                                              700        13,650
Western Digital Corp.(1)                                     3,700        78,884
                                                                     -----------
                                                                       5,309,569


                             13 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Agilent Technologies, Inc.(1)                                5,700   $   169,062
Amphenol Corp., Cl. A                                        2,500       100,350
Anixter International, Inc.(1)                                 600        35,706
Arrow Electronics, Inc.(1)                                   3,000        78,660
Avnet, Inc.(1)                                               3,300        81,279
AVX Corp.                                                    1,100        11,209
Benchmark Electronics, Inc.(1)                               1,600        22,528
Cogent, Inc.(1, 2)                                             900         9,198
Cognex Corp.                                                   500        10,080
Coherent, Inc.(1)                                              500        17,775
Dolby Laboratories, Inc., Cl. A(1)                             300        10,557
Ingram Micro, Inc., Cl. A(1)                                 4,800        77,136
Itron, Inc.(1)                                                 200        17,706
Jabil Circuit, Inc.                                          6,100        58,194
Molex, Inc.                                                  3,600        80,820
National Instruments Corp.                                   1,600        48,080
Plexus Corp.(1)                                              1,000        20,700
Rofin-Sinar Technologies, Inc.(1)                              200         6,122
SYNNEX Corp.(1)                                                800        17,872
Tech Data Corp.(1)                                             900        26,865
Technitrol, Inc.                                               300         4,437
Trimble Navigation Ltd.(1)                                   2,600        67,236
Tyco Electronics Ltd.                                        4,800       132,768
Vishay Intertechnology, Inc.(1)                              2,900        19,198
                                                                     -----------
                                                                       1,123,538
                                                                     -----------
INTERNET SOFTWARE & SERVICES--0.7%
Digital River, Inc.(1)                                         300         9,720
EarthLink, Inc.(1)                                             700         5,950
Google, Inc., Cl. A(1)                                       1,400       560,728
IAC/InterActiveCorp(1)                                       3,300        57,090
j2 Global Communications, Inc.(1)                            1,100        25,685
Open Text Corp.(1)                                             900        31,122
RealNetworks, Inc.(1)                                          400         2,032
Sohu.com, Inc.(1)                                              700        39,025
ValueClick, Inc.(1)                                            300         3,069
                                                                     -----------
                                                                         734,421
                                                                     -----------
IT SERVICES--0.6%
Acxiom Corp.                                                 1,000        12,540
Affiliated Computer Services, Inc., Cl. A(1)                 1,900        96,197
Broadridge Financial Solutions, Inc.                         3,400        52,326
Computer Sciences Corp.(1)                                   2,400        96,456
Convergys Corp.(1)                                           2,000        29,560
Fidelity National Information Services, Inc.                   900        16,614
Gartner, Inc.(1)                                             1,500        34,020


                             14 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
IT SERVICES CONTINUED
Global Payments, Inc.                                          300   $    13,458
Hewitt Associates, Inc.(1)                                   2,300        83,812
Metavante Technologies, Inc.                                   200         3,852
Perot Systems Corp., Cl. A(1)                                2,000        34,700
Sapient Corp.(1)                                               400         2,972
TeleTech Holdings, Inc.(1)                                     500         6,220
Total System Services, Inc.                                    600         9,840
Unisys Corp.(1)                                                400         1,100
Visa, Inc., Cl. A                                              880        54,023
                                                                     -----------
                                                                         547,690
                                                                     -----------
OFFICE ELECTRONICS--0.7%
Xerox Corp.                                                 56,000       645,680
Zebra Technologies Corp., Cl. A(1)                           1,500        41,775
                                                                     -----------
                                                                         687,455
                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.5%
Altera Corp.                                                 5,100       105,468
Amkor Technology, Inc.(1)                                    3,300        21,021
Analog Devices, Inc.                                         4,000       105,400
Applied Materials, Inc.                                     51,100       773,143
Atmel Corp.(1)                                               8,200        27,798
Cabot Microelectronics Corp.(1)                                600        19,248
Cymer, Inc.(1)                                                 800        20,264
Entegris, Inc.(1)                                            1,700         8,228
Fairchild Semiconductor International, Inc., Cl. A(1)        2,500        22,225
FEI Co.(1)                                                     100         2,381
Integrated Device Technology, Inc.(1)                        3,200        24,896
Intel Corp.                                                 86,700     1,623,891
Intersil Corp., Cl. A                                        3,800        63,004
KLA-Tencor Corp.                                             2,800        88,620
Linear Technology Corp.(2)                                   3,400       104,244
LSI Corp.(1)                                                14,800        79,328
Marvell Technology Group Ltd.(1)                             7,900        73,470
Microsemi Corp.(1)                                             300         7,644
MKS Instruments, Inc.(1)                                     1,200        23,892
National Semiconductor Corp.                                 1,800        30,978
Novellus Systems, Inc.(1)                                    1,500        29,460
PMC-Sierra, Inc.(1)                                          4,200        31,164
Power Integrations, Inc.(1)                                    200         4,820
RF Micro Devices, Inc.(1)                                    4,200        12,264
Semtech Corp.(1)                                             1,900        26,524
Silicon Laboratories, Inc.(1)                                  900        27,630
Teradyne, Inc.(1)                                            7,200        56,232
Texas Instruments, Inc.                                     43,300       930,950
Verigy Ltd.(1)                                                 300         4,884


                             15 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Xilinx, Inc.                                                 2,200   $    51,590
                                                                     -----------
                                                                       4,400,661
                                                                     -----------
SOFTWARE--5.7%
Activision Blizzard, Inc.(1)                                 2,200        33,946
Amdocs Ltd.(1)                                               3,500        95,830
Ansys, Inc.(1)                                                 300        11,361
Autodesk, Inc.(1)                                            3,300       110,715
BMC Software, Inc.(1)                                          100         2,863
CA, Inc.                                                    14,600       291,416
Cadence Design Systems, Inc.(1)                              8,000        54,080
Check Point Software Technologies Ltd.(1)                    2,900        65,946
Citrix Systems, Inc.(1)                                      1,600        40,416
Compuware Corp.(1)                                           8,800        85,272
Concur Technologies, Inc.(1)                                   600        22,956
Fair Isaac Corp.                                             1,100        25,355
Informatica Corp.(1)                                         1,700        22,083
Intuit, Inc.(1)                                              4,500       142,245
Lawson Software, Inc.(1)                                     1,300         9,100
Mentor Graphics Corp.(1)                                       200         2,270
MICROS Systems, Inc.(1)                                        200         5,332
Microsoft Corp.                                             97,400     2,599,606
MicroStrategy, Inc., Cl. A(1)                                  100         5,953
Net 1 UEPS Technologies, Inc.(1)                               900        20,097
Oracle Corp.(1)                                             31,000       629,610
Parametric Technology Corp.(1)                               1,200        22,080
Progress Software Corp.(1)                                     600        15,594
Quest Software, Inc.(1)                                      1,300        16,497
Sybase, Inc.(1)                                              2,700        82,674
Symantec Corp.(1)                                           49,200       963,336
Synopsys, Inc.(1)                                            3,000        59,850
TIBCO Software, Inc.(1)                                      3,800        27,816
Wind River Systems, Inc.(1)                                  1,900        19,000
                                                                     -----------
                                                                       5,483,299
                                                                     -----------
MATERIALS--5.2%
CHEMICALS--1.9%
Ashland, Inc.                                                  600        17,544
Celanese Corp., Series A                                     1,000        27,910
CF Industries Holdings, Inc.                                   800        73,168
Chemtura Corp.                                               4,700        21,432
Cytec Industries, Inc.                                         700        27,237
Dow Chemical Co. (The)                                       6,400       203,392
Ferro Corp.                                                  1,100        22,110
Fuller (H.B.) Co.                                            1,200        25,044
Hercules, Inc.                                               3,700        73,223
Koppers Holdings, Inc.                                         500        18,705


                             16 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
CHEMICALS CONTINUED
Minerals Technologies, Inc.                                    400   $    23,744
Monsanto Co.                                                 8,100       801,738
Mosaic Co. (The)                                             2,200       149,644
Nalco Holding Co.                                            3,500        64,890
NewMarket Corp.                                                300        15,768
NOVA Chemicals Corp.                                         1,000        22,600
Olin Corp.                                                   1,100        21,340
Rockwood Holdings, Inc.(1)                                     100         2,566
RPM International, Inc.                                      3,600        69,624
Scotts Miracle-Gro Co. (The), Cl. A                          1,000        23,640
Terra Industries, Inc.                                       2,000        58,800
Valhi, Inc.                                                    200         3,600
Valspar Corp. (The)                                          1,900        42,351
Westlake Chemical Corp.                                      1,000        21,030
                                                                     -----------
                                                                       1,831,100
                                                                     -----------
CONTAINERS & PACKAGING--0.5%
AptarGroup, Inc.                                               300        11,733
Ball Corp.                                                     200         7,898
Crown Holdings, Inc.(1)                                      2,800        62,188
Greif, Inc., Cl. A                                           1,200        78,744
Owens-Illinois, Inc.(1)                                      2,600        76,440
Rock-Tenn Co., Cl. A                                           900        35,982
Sealed Air Corp.                                             4,400        96,756
Silgan Holdings, Inc.                                          200        10,218
Smurfit-Stone Container Corp.(1)                             2,000         9,400
Sonoco Products Co.                                          2,700        80,136
Temple-Inland, Inc.                                          1,200        18,312
                                                                     -----------
                                                                         487,807
                                                                     -----------
METALS & MINING--2.8%
AK Steel Holding Corp.                                       2,400        62,208
Alcoa, Inc.                                                 25,300       571,274
Carpenter Technology Corp.                                     400        10,260
Freeport-McMoRan Copper & Gold, Inc., Cl. B                 11,700       665,145
Kaiser Aluminum Corp.                                          400        17,180
Newmont Mining Corp.                                         1,300        50,388
Nucor Corp.                                                 15,700       620,150
Olympic Steel, Inc.                                            100         2,949
Reliance Steel & Aluminum Co.                                1,600        60,752
RTI International Metals, Inc.(1)                              100         1,956
Schnitzer Steel Industries, Inc.                             1,000        39,240
Southern Copper Corp.(2)                                    26,000       496,080
United States Steel Corp.                                    1,100        85,371
Worthington Industries, Inc.(2)                              1,400        20,916
                                                                     -----------
                                                                       2,703,869
                                                                     -----------
PAPER & FOREST PRODUCTS--0.0%
Domtar Corp.(1)                                              5,300        24,380
Louisiana-Pacific Corp.                                        300         2,790


                             17 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
PAPER & FOREST PRODUCTS CONTINUED
MeadWestvaco Corp.                                             700   $    16,317
                                                                     -----------
                                                                          43,487
                                                                     -----------
TELECOMMUNICATION SERVICES--3.2%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.4%
AT&T, Inc.                                                  49,200     1,373,664
CenturyTel, Inc.                                               600        21,990
Embarq Corp.                                                 2,500       101,375
NTELOS Holdings Corp.                                          700        18,823
Premiere Global Services, Inc.(1)                            1,500        21,090
Verizon Communications, Inc.                                21,000       673,890
Windstream Corp.                                             6,600        72,204
                                                                     -----------
                                                                       2,283,036
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Centennial Communications Corp.(1)                           1,800        11,232
Clearwire Corp., Cl. A(1)                                    1,000        11,880
MetroPCS Communications, Inc.(1)                             3,000        41,970
Sprint Nextel Corp.                                        100,286       611,745
Syniverse Holdings, Inc.(1)                                  1,500        24,915
Telephone & Data Systems, Inc.                               2,100        75,075
United States Cellular Corp.(1)                                600        28,152
                                                                     -----------
                                                                         804,969
                                                                     -----------
UTILITIES--1.5%
ELECTRIC UTILITIES--1.2%
American Electric Power Co., Inc.                              200         7,406
DPL, Inc.                                                    2,400        59,520
Duke Energy Corp.                                           40,800       711,144
Edison International, Inc.                                     900        35,910
Exelon Corp.                                                   100         6,262
FirstEnergy Corp.                                            4,900       328,251
Hawaiian Electric Industries, Inc.(2)                          400        11,644
Sierra Pacific Resources                                     1,400        13,412
UniSource Energy Corp.                                         600        17,514
                                                                     -----------
                                                                       1,191,063
                                                                     -----------
ENERGY TRADERS--0.1%
Mirant Corp.(1)                                                600        10,974
Reliant Energy, Inc.(1)                                      5,000        36,750
                                                                     -----------
                                                                          47,724
                                                                     -----------
GAS UTILITIES--0.1%
Laclede Group, Inc. (The)                                      500        24,245
New Jersey Resources Corp.                                     200         7,178
South Jersey Industries, Inc.                                  200         7,140
Southwest Gas Corp.                                            400        12,104
WGL Holdings, Inc.                                             900        29,205
                                                                     -----------
                                                                          79,872
                                                                     -----------
MULTI-UTILITIES--0.1%
Avista Corp.                                                 1,300        28,223


                             18 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                           Shares       Value
                                                         ---------   -----------
MULTI-UTILITIES CONTINUED
Integrys Energy Group, Inc.                                  1,800   $    89,892
                                                                     -----------
                                                                         118,115
                                                                     -----------
Total Common Stocks (Cost $110,635,458)                               94,884,215
                                                                     -----------
PREFERRED STOCKS--0.0%
Wachovia Corp., Dividend Equalization
   Preferred Shares(1,3) (Cost $0)                           2,000             2
INVESTMENT COMPANY--1.7%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 3.15% (4, 5) (Cost $1,652,067)                 1,652,067     1,652,067

Total Investments, at Value (excluding Investments
   Purchased with Cash Collateral from Securities
   Loaned) (Cost $112,287,525)                                        96,536,284
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED--1.5%(6)
OFI Liquid Assets Fund, LLC, 3.40% (4,5) (Cost
   $1,435,022)                                           1,435,022     1,435,022

Total Investments, at Value (Cost $113,722,547)              101.2%   97,971,306
Liabilities in Excess of Other Assets                         (1.2)   (1,132,140)
                                                         -----------------------
Net Assets                                                   100.0%  $96,839,166
                                                         =======================

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Partial or fully-loaned security. See accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $2, which represents less than 0.005% of the Portfolio's net assets. See accompanying Notes.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES                                    SHARES
                                                      DECEMBER 31,      GROSS        GROSS     SEPTEMBER 30,
                                                          2007        ADDITIONS   REDUCTIONS        2008
                                                     -------------   ----------   ----------   -------------
OFI Liquid Assets Fund, LLC                                     --   12,381,226   10,946,204       1,435,022
Oppenheimer Institutional Money Market Fund, Cl. E         643,145   14,775,863   13,766,941       1,652,067

                                                                                     VALUE         INCOME
                                                                                  ----------   -------------
OFI Liquid Assets Fund, LLC                                                       $1,435,022   $       6,216(a)
Oppenheimer Institutional Money Market Fund, Cl. E                                 1,652,067          18,114
                                                                                  --------------------------
                                                                                  $3,087,089   $      24,330
                                                                                  ==========================

(a.) Net of compensation to counterparties.

(5.) Rate shown is the 7-day yield as of September 30, 2008.

(6.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                             19 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Portfolio's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Portfolio's investments was determined based on the following inputs as of September 30, 2008:

                                                INVESTMENTS    OTHER FINANCIAL
VALUATION DESCRIPTION                          IN SECURITIES     INSTRUMENTS*
---------------------                          -------------   ---------------
Level 1--Quoted Prices                          $97,971,306          $--
Level 2--Other Significant Observable Inputs             --           --
Level 3--Significant Unobservable Inputs                 --           --
                                               -------------------------------
      Total                                     $97,971,306          $--
                                               ===============================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE PORTFOLIO'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio's assets are


                             20 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment


                             21 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Portfolio is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Portfolio's Securities Lending Procedures, the Portfolio may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Portfolio's investment in LAF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. As of September 30, 2008, the Portfolio had on loan securities valued at $1,428,399. Collateral of $1,435,022 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Portfolio uses derivative instruments, how these activities are accounted for, and their effect on the Portfolio's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Portfolio's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $114,521,106
                                 ============
Gross unrealized appreciation    $  1,837,256


                               22 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Gross unrealized depreciation     (18,387,056)
                                 ------------
Net unrealized depreciation      $(16,549,800)
                                 ============


                               23 | Growth Portfolio



Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                       Shares         Value
                                                                     ----------   ------------
COMMON STOCKS--62.6%
CONSUMER DISCRETIONARY--4.2%
HOTELS, RESTAURANTS & LEISURE--0.5%
McDonald's Corp.                                                         13,000   $    802,100
MEDIA--2.2%
DirecTV Group, Inc. (The)(1)                                             25,900        677,803
Interpublic Group of Cos., Inc. (The)(1)                                 60,600        469,650
Time Warner, Inc.                                                        91,000      1,193,010
Viacom, Inc., Cl. B(1)                                                   31,000        770,040
Walt Disney Co. (The)                                                     8,400        257,796
                                                                                  ------------
                                                                                     3,368,299
                                                                                  ------------
SPECIALTY RETAIL--1.1%
GameStop Corp., Cl. A(1)                                                 18,100        619,201
Gap, Inc. (The)                                                          26,400        469,392
Limited Brands, Inc.                                                     33,900        587,148
                                                                                  ------------
                                                                                     1,675,741
                                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Nike, Inc., Cl. B                                                         9,500        635,550
CONSUMER STAPLES--7.6%
BEVERAGES--0.8%
Coca-Cola Co. (The)                                                       8,500        449,480
Molson Coors Brewing Co., Cl. B                                           5,700        266,475
PepsiCo, Inc.                                                             7,400        527,398
                                                                                  ------------
                                                                                     1,243,353
                                                                                  ------------
FOOD & STAPLES RETAILING--2.8%
Safeway, Inc.                                                            26,000        616,720
Wal-Mart Stores, Inc.                                                    61,200      3,665,268
                                                                                  ------------
                                                                                     4,281,988
                                                                                  ------------
FOOD PRODUCTS--2.9%
Archer-Daniels-Midland Co.                                               99,200      2,173,472
Heinz (H.J.) Co.                                                         19,900        994,403
Sara Lee Corp.                                                           98,900      1,249,107
                                                                                  ------------
                                                                                     4,416,982
                                                                                  ------------
HOUSEHOLD PRODUCTS--0.4%
Colgate-Palmolive Co.                                                     8,600        648,010
TOBACCO--0.7%
Altria Group, Inc.                                                       56,400      1,118,976
ENERGY--5.3%
OIL, GAS & CONSUMABLE FUELS--5.3%
Apache Corp.                                                             13,000      1,355,640
Chevron Corp.                                                             6,300        519,624
ConocoPhillips                                                           37,900      2,776,175
Exxon Mobil Corp.                                                        38,600      2,997,676
Valero Energy Corp.                                                      20,800        630,240
                                                                                  ------------
                                                                                     8,279,355
                                                                                  ------------
FINANCIALS--13.9%
CAPITAL MARKETS--4.6%
American Capital Ltd.                                                    28,000        714,280


                           1 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                       Shares         Value
                                                                     ----------   ------------
CAPITAL MARKETS CONTINUED
Ameriprise Financial, Inc.                                               28,400   $  1,084,880
Bank of New York Mellon Corp.                                            59,400      1,935,252
Federated Investors, Inc., Cl. B                                         33,000        952,050
Janus Capital Group, Inc.                                                25,100        609,428
Morgan Stanley                                                           13,900        319,700
Northern Trust Corp.                                                     17,100      1,234,620
T. Rowe Price Group, Inc.                                                 6,100        327,631
                                                                                  ------------
                                                                                     7,177,841
                                                                                  ------------
COMMERCIAL BANKS--1.1%
Wells Fargo & Co.                                                         7,300        273,969
Zions Bancorp                                                            37,900      1,466,730
                                                                                  ------------
                                                                                     1,740,699
                                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES--3.0%
Bank of America Corp.                                                    60,400      2,114,000
Citigroup, Inc.                                                          50,200      1,029,602
JPMorgan Chase & Co.                                                     32,200      1,503,740
                                                                                  ------------
                                                                                     4,647,342
                                                                                  ------------
INSURANCE--4.0%
AFLAC, Inc.                                                               9,500        558,125
Assurant, Inc.                                                            5,300        291,500
Chubb Corp.                                                              22,500      1,235,250
Genworth Financial, Inc., Cl. A                                          23,400        201,474
MetLife, Inc.                                                            15,300        856,800
Prudential Financial, Inc.                                                9,100        655,200
Torchmark Corp.                                                          29,300      1,752,140
Travelers Cos., Inc. (The)                                               12,100        546,920
                                                                                  ------------
                                                                                     6,097,409
                                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS--0.6%
Apartment Investment & Management Co.                                     9,100        318,682
General Growth Properties, Inc.                                          43,000        649,300
                                                                                  ------------
                                                                                       967,982
                                                                                  ------------
THRIFTS & MORTGAGE FINANCE--0.6%
Hudson City Bancorp, Inc.                                                46,400        856,080
HEALTH CARE--7.5%
HEALTH CARE PROVIDERS & SERVICES--3.7%
AmerisourceBergen Corp.                                                  40,600      1,528,590
Cardinal Health, Inc.                                                    13,500        665,280
Express Scripts, Inc.(1)                                                 12,900        952,278
McKesson Corp.                                                           49,000      2,636,690
                                                                                  ------------
                                                                                     5,782,838
                                                                                  ------------
PHARMACEUTICALS--3.8%
Johnson & Johnson                                                         6,800        471,104
Merck & Co., Inc.                                                        25,100        792,156
Pfizer, Inc.                                                            251,500      4,637,660
                                                                                  ------------
                                                                                     5,900,920
                                                                                  ------------
INDUSTRIALS--9.4%
AEROSPACE & DEFENSE--3.0%
Northrop Grumman Corp.                                                   43,300      2,621,382


                           2 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                       Shares         Value
                                                                     ----------   ------------
AEROSPACE & DEFENSE CONTINUED
Raytheon Co.                                                             37,100   $  1,985,221
                                                                                  ------------
                                                                                     4,606,603
                                                                                  ------------
AIR FREIGHT & LOGISTICS--0.2%
United Parcel Service, Inc., Cl. B                                        5,600        352,184
COMMERCIAL SERVICES & SUPPLIES--0.8%
R.R. Donnelley & Sons Co.                                                47,900      1,174,987
CONSTRUCTION & ENGINEERING--0.5%
Fluor Corp.                                                              12,700        707,390
INDUSTRIAL CONGLOMERATES--1.2%
General Electric Co.                                                     49,700      1,267,350
Textron, Inc.                                                            22,900        670,512
                                                                                  ------------
                                                                                     1,937,862
                                                                                  ------------
MACHINERY--2.3%
Cummins, Inc.                                                            19,500        852,540
Dover Corp.                                                              10,500        425,775
Eaton Corp.                                                               4,300        241,574
Ingersoll-Rand Co. Ltd., Cl. A                                           35,665      1,111,678
Parker-Hannifin Corp.                                                    10,000        530,000
Terex Corp.(1)                                                           14,700        448,644
                                                                                  ------------
                                                                                     3,610,211
                                                                                  ------------
ROAD & RAIL--1.4%
Union Pacific Corp.                                                      31,300      2,227,308
INFORMATION TECHNOLOGY--6.0%
COMMUNICATIONS EQUIPMENT--0.2%
Cisco Systems, Inc.(1)                                                   10,900        245,904
COMPUTERS & PERIPHERALS--4.8%
Apple, Inc.(1)                                                           16,600      1,886,756
Dell, Inc.(1)                                                            65,300      1,076,144
Hewlett-Packard Co.                                                      86,200      3,985,888
International Business Machines Corp.                                     3,500        409,360
                                                                                  ------------
                                                                                     7,358,148
                                                                                  ------------
OFFICE ELECTRONICS--0.3%
Xerox Corp.                                                              45,500        524,615
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
Broadcom Corp., Cl. A(1)                                                 12,100        225,423
Intel Corp.                                                              24,500        458,885
                                                                                  ------------
                                                                                       684,308
                                                                                  ------------
SOFTWARE--0.3%
Microsoft Corp.                                                          17,600        469,744
MATERIALS--3.4%
CHEMICALS--0.8%
Monsanto Co.                                                              5,800        574,084
Sigma-Aldrich Corp.                                                      12,900        676,218
                                                                                  ------------
                                                                                     1,250,302
                                                                                  ------------
CONTAINERS & PACKAGING--0.4%
Ball Corp.                                                               14,900        588,401
METALS & MINING--2.2%
AK Steel Holding Corp.                                                   21,900        567,648


                           3 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                       Shares         Value
                                                                     ----------   ------------
METALS & MINING CONTINUED
Newmont Mining Corp.                                                     20,500   $    794,580
Nucor Corp.                                                              51,000      2,014,500
                                                                                  ------------
                                                                                     3,376,728
                                                                                  ------------
TELECOMMUNICATION SERVICES--3.2%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
Qwest Communications International, Inc.                                171,600        554,268
Verizon Communications, Inc.                                            107,100      3,436,839
                                                                                  ------------
                                                                                     3,991,107
                                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp.                                                     156,200        952,820
UTILITIES--2.1%
ELECTRIC UTILITIES--1.5%
FirstEnergy Corp.                                                        35,000      2,344,650
MULTI-UTILITIES--0.6%
Dominion Resources, Inc.                                                 12,300        526,194
Integrys Energy Group, Inc.                                               6,600        329,604
                                                                                  ------------
                                                                                       855,798
                                                                                  ------------
Total Common Stocks (Cost $108,898,616)                                             96,900,535
                                                                                  ------------

                                                                      Principal
                                                                       Amount
                                                                     ----------
ASSET-BACKED SECURITIES--2.1%
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
   Certificates, Series 2004-W8, Cl. A2, 3.687%, 5/25/34(2)          $  363,337        320,416
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
   Series 2003-C4, Cl. C4, 5%, 6/10/15                                   70,000         55,589
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.947%, 2/25/33(2)                                 8,112          6,470
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                 67,522         67,059
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(2)                            400,000        365,168
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(2)                            110,000        100,648
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
   Certificates, Series 2005-FF10, Cl. A3, 3.417%, 11/25/35(2)          158,449        157,690
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
   Certificates, Series 2006-FF10, Cl. A3, 3.297%, 7/25/36(2)           290,000        276,216
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
   Certificates, Series 2006-FF9, Cl. 2A2, 3.317%, 7/7/36(2)            150,000        141,309
Honda Auto Receivables Owner Trust, Automobile Receivable
   Obligations, Series 2005-2, Cl. A4, 4.15%, 10/15/10                  101,581        101,601
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan
   Asset-Backed Nts., Series 2005-3, Cl. A1, 2.731%, 1/20/35(2)         134,755        114,068
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2,
   Cl. 2A1B, 5.18%, 8/25/35(2)                                           66,525         66,183
Litigation Settlement Monetized Fee Trust, Asset-Backed
   Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31(3)              559,298        543,465


                           4 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                      Principal
                                                                       Amount         Value
                                                                     ----------   ------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
   Series 2003-C7, Cl. C7, 3.838%, 3/15/16(2)                        $  690,000   $    544,713
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series
   2006-2, Cl. 2A2, 3.307%, 7/1/36(2)                                   262,973        248,506
Structured Asset Investment Loan Trust, Mtg. Pass-Through
   Certificates, Series 2006-BNC3, Cl. A2, 3.247%, 9/25/36(2)           106,365        104,258
                                                                                  ------------
Total Asset-Backed Securities (Cost $3,560,772)                                      3,213,359
                                                                                  ------------
MORTGAGE-BACKED OBLIGATIONS--40.0%
GOVERNMENT AGENCY--26.4%
FHLMC/FNMA/SPONSORED--26.1%
Federal Home Loan Mortgage Corp.:
4.50%, 10/15/18-5/15/19                                                 907,354        891,612
5%, 12/15/34                                                             26,436         25,838
6%, 3/15/33                                                             112,058        114,051
6.50%, 4/15/18-4/1/34                                                   239,020        247,431
7%, 12/1/23-10/1/31                                                   1,418,279      1,493,645
8%, 4/1/16                                                               99,270        106,070
9%, 8/1/22-5/1/25                                                        30,194         33,255
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 12.808%, 3/25/36(2)                             143,570        150,475
Series 2080, Cl. Z, 6.50%, 8/15/28                                       96,115         99,522
Series 2461, Cl. PZ, 6.50%, 6/15/32                                     341,894        357,272
Series 2500, Cl. FD, 2.988%, 3/15/32(2)                                  44,573         44,136
Series 2526, Cl. FE, 2.888%, 6/15/29(2)                                  67,620         66,916
Series 2551, Cl. FD, 2.888%, 1/15/33(2)                                  51,573         50,976
Series 2764, Cl. UG, 5%, 3/15/34                                      1,750,000      1,635,742
Series 3025, Cl. SJ, 15.629%, 8/15/35(2)                                 28,193         29,801
Series 3094, Cl. HS, 15.263%, 6/15/34(2)                                 85,778         88,829
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security:
Series 176, Cl. IO, 12.207%, 6/1/26(4)                                   95,322         21,181
Series 183, Cl. IO, 10.159%, 4/1/27(4)                                  151,221         29,661
Series 184, Cl. IO, 16.483%, 12/1/26(4)                                 164,388         36,225
Series 192, Cl. IO, 12.09%, 2/1/28(4)                                    42,382          8,900
Series 200, Cl. IO, 11.737%, 1/1/29(4)                                   52,085         11,673
Series 2130, Cl. SC, 8.742%, 3/15/29(4)                                 115,391         11,072
Series 216, Cl. IO, 11.483%, 12/1/31(4)                                  73,210         18,776
Series 224, Cl. IO, 8.219%, 3/1/33(4)                                   230,174         51,690
Series 243, Cl. 6, 8.782%, 12/15/32(4)                                  138,544         31,526
Series 2527, Cl. SG, 28.662%, 2/15/32(4)                                 35,709          2,621
Series 2531, Cl. ST, 30.564%, 2/15/30(4)                                 41,657          3,172
Series 2796, Cl. SD, 34.922%, 7/15/26(4)                                169,853         15,621
Series 2802, Cl. AS, 65.571%, 4/15/33(4)                                205,653         15,490
Series 2920, Cl. S, 40.30%, 1/15/35(4)                                  727,816         61,461
Series 3000, Cl. SE, 70.862%, 7/15/25(4)                                855,897         56,784
Series 3110, Cl. SL, 93.686%, 2/15/26(4)                                117,556          7,831


                           5 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                      Principal
                                                                       Amount         Value
                                                                     ----------   ------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Principal-Only Stripped
   Mtg.-Backed Security:
Series 176, Cl. PO, 4.684%, 6/1/26(5)                                $   39,026   $     32,884
Series 192, Cl. PO, 6.572%, 2/1/28(5)                                    42,382         34,680
Federal National Mortgage Assn.:
4.50%, 10/1/21(6)                                                     1,896,000      1,848,008
5%, 8/25/33                                                             187,462        183,281
5%, 10/1/21-10/1/38(6)                                                7,430,000      7,291,248
5.50%, 12/25/33                                                         203,715        203,781
5.50%, 10/1/23-10/1/38(6)                                             9,594,000      9,576,593
6%, 11/25/17-10/25/33                                                 1,027,720      1,049,183
6%, 10/1/23-10/1/36(6)                                                3,628,000      3,680,468
6%, 4/25/33(7)                                                          426,970        434,561
6.50%, 8/25/17-1/1/34                                                 1,867,753      1,936,108
6.50%, 5/25/17(7)                                                       321,428        334,146
7%, 4/1/34-10/25/35                                                     234,344        246,354
7.50%, 11/25/08-12/25/08                                                  1,493          1,507
8.50%, 7/1/32                                                             7,273          8,018
Federal National Mortgage Assn. Grantor Trust, Gtd. Trust Mtg.
   Pass-Through Certificates, Trust 2002-T1, Cl. A2, 7%, 11/25/31       256,199        268,413
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
   Conduit Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                       96,823         97,882
Trust 1998-61, Cl. PL, 6%, 11/25/28                                     129,331        132,052
Trust 2001-70, Cl. LR, 6%, 9/25/30                                        9,259          9,269
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                   120,665        124,885
Trust 2002-56, Cl. KW, 6%, 4/25/23                                      504,589        512,811
Trust 2002-9, Cl. PC, 6%, 3/25/17                                       260,437        268,778
Trust 2003-130, Cl. CS, 7.686%, 12/25/33(2)                              77,809         70,888
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                   662,000        638,501
Trust 2004-101, Cl. BG, 5%, 1/25/20                                     452,000        445,636
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                 270,000        257,015
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                   250,000        241,938
Trust 2005-59, Cl. NQ, 8.858%, 5/25/35(2)                               142,389        133,637
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                   970,000        912,783
Trust 2006-46, Cl. SW, 12.441%, 6/25/36(2)                              111,261        114,027
Trust 2006-50, Cl. KS, 12.441%, 6/25/36(2)                              124,691        124,943
Trust 2006-50, Cl. SK, 12.441%, 6/25/36(2)                              448,009        448,249
Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 53.705%, 10/25/23(4)                             60,306          1,962
Trust 2001-65, Cl. S, 36.344%, 11/25/31(4)                              387,886         43,434
Trust 2001-81, Cl. S, 24.511%, 1/25/32(4)                                87,731          9,424
Trust 2002-47, Cl. NS, 22.779%, 4/25/32(4)                              209,450         22,664
Trust 2002-51, Cl. S, 23.034%, 8/25/32(4)                               192,325         20,730
Trust 2002-52, Cl. SD, 21.804%, 9/25/32(4)                              218,847         21,696
Trust 2002-77, Cl. SH, 27.515%, 12/18/32(4)                             110,716         12,626
Trust 2002-84, Cl. SA, 37.518%, 12/25/32(4)                             344,031         37,687


                           6 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                      Principal
                                                                       Amount         Value
                                                                     ----------   ------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2003-118, Cl. S, 34.232%, 12/25/33(4)                          $  706,291   $     84,367
Trust 2003-33, Cl. SP, 39.933%, 5/25/33(4)                              379,722         46,411
Trust 2003-4, Cl. S, 34.97%, 2/25/33(4)                                 225,710         26,556
Trust 2003-89, Cl. XS, 27.165%, 11/25/32(4)                              67,589          5,832
Trust 2004-54, Cl. DS, 26.682%, 11/25/30(4)                             176,495         17,123
Trust 2005-19, Cl. SA, 40.263%, 3/25/35(4)                            1,838,008        146,831
Trust 2005-40, Cl. SA, 40.413%, 5/25/35(4)                              407,091         33,420
Trust 2005-6, Cl. SE, 48.897%, 2/25/35(4)                               537,649         44,732
Trust 2005-71, Cl. SA, 51.769%, 8/25/25(4)                              534,933         43,049
Trust 2005-87, Cl. SE, 99.999%, 10/25/35(4)                           1,021,413         66,440
Trust 2005-87, Cl. SG, 72.624%, 10/25/35(4)                           1,035,639         91,187
Trust 2006-119, Cl. MS, 69.041%, 12/25/36(4)                            616,656         56,352
Trust 2006-33, Cl. SP, 56.46%, 5/25/36(4)                             1,139,049        117,800
Trust 222, Cl. 2, 18.272%, 6/1/23(4)                                    339,536         79,081
Trust 240, Cl. 2, 21.052%, 9/1/23(4)                                    397,616         99,707
Trust 252, Cl. 2, 17.18%, 11/1/23(4)                                    259,211         64,704
Trust 273, Cl. 2, 15.437%, 8/1/26(4)                                     72,469         15,794
Trust 319, Cl. 2, 11.483%, 2/1/32(4)                                     76,368         17,968
Trust 321, Cl. 2, 6.646%, 4/1/32(4)                                     873,113        203,948
Trust 322, Cl. 2, 12.858%, 4/1/32(4)                                    318,879         71,760
Trust 331, Cl. 9, 15.81%, 2/1/33(4)                                     214,014         48,215
Trust 333, Cl. 2, 3.891%, 4/1/33(4)                                     179,172         39,317
Trust 334, Cl. 17, 22.813%, 2/1/33(4)                                   139,651         33,143
Trust 334, Cl. 3, 11.057%, 7/1/33(4)                                     31,820          6,981
Trust 338, Cl. 2, 2.812%, 7/1/33(4)                                     204,823         45,028
Trust 339, Cl. 12, 9.777%, 7/1/33(4)                                    217,743         49,664
Trust 339, Cl. 7, 8.448%, 7/1/33(4)                                     678,967        147,987
Trust 339, Cl. 8, 8.584%, 8/1/33(4)                                      18,419          4,076
Trust 342, Cl. 2, 9.215%, 9/1/33(4)                                       9,896          2,230
Trust 343, Cl. 13, 10.171%, 9/1/33(4)                                   176,835         39,283
Trust 344, Cl. 2, 7.793%, 12/1/33(4)                                  1,453,794        322,191
Trust 345, Cl. 9, 11.203%, 1/1/34(4)                                    314,494         62,535
Trust 346, Cl. 2, 2.956%, 12/1/33(4)                                    214,358         47,148
Trust 351, Cl. 10, 9.48%, 4/1/34(4)                                      28,013          6,166
Trust 351, Cl. 11, 9.889%, 11/1/34(4)                                    45,515          9,302
Trust 351, Cl. 8, 8.01%, 4/1/34(4)                                       93,688         18,814
Trust 356, Cl. 10, 9.542%, 6/1/35(4)                                     82,990         19,642
Trust 356, Cl. 12, 7.968%, 2/1/35(4)                                     50,950         12,064
Trust 362, Cl. 12, 9.291%, 8/1/35(4)                                    411,818         96,240
Trust 362, Cl. 13, 7.50%, 8/1/35(4)                                     228,202         53,359
Trust 364, Cl. 16, 9.857%, 9/1/35(4)                                    222,852         54,162
Federal National Mortgage Assn., Principal-Only Stripped
   Mtg.-Backed Security:
Trust 1993-184, Cl. M, 4.996%, 9/25/23(5)                               109,377         85,762


                           7 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                      Principal
                                                                       Amount         Value
                                                                     ----------   ------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 322, Cl. 1, 7.328%, 4/1/32(5)                                  $  318,879   $    251,351
                                                                                  ------------
                                                                                    40,439,727
                                                                                  ------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
7%, 3/2/09-1/30/24                                                       92,551         97,807
7.50%, 1/30/09-6/30/24                                                  136,639        146,918
8%, 5/30/17                                                              43,238         47,187
8.50%, 8/1/17-12/15/17                                                   44,921         49,231
Government National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Series 2001-21, Cl. SB, 41.539%, 1/16/27(4)                             189,882         19,721
Series 2002-15, Cl. SM, 35.996%, 2/16/32(4)                             224,012         21,973
Series 2002-76, Cl. SY, 38.458%, 12/16/26(4)                            464,638         48,639
Series 2004-11, Cl. SM, 22.257%, 1/17/30(4)                             147,648         15,261
Series 2006-47, Cl. SA, 37.964%, 8/16/36(4)                             480,038         43,601
                                                                                  ------------
                                                                                       490,338
                                                                                  ------------
NON-AGENCY--13.6%

COMMERCIAL--5.3%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
   Pass-Through Certificates, Series 2006-1, Cl. AM,
   5.421%, 9/1/45                                                       770,000        625,964
Banc of America Funding Corp., Mtg. Pass-Through Certificates,
   Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                               255,741        256,034
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through
   Certificates, Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                 213,286        197,734
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg.
   Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.404%,
   12/1/49(2)                                                           330,000        263,126
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg.
   Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 3.607%, 10/25/36(2)                            582,437        501,640
Series 2006-A5, Cl. 1A13, 3.657%, 10/25/36(2)                           306,153        252,549
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
   Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                108,117        106,904
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                              306,539        299,874
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                   38,957         38,267
First Horizon Alternative Mortgage Securities Trust 2004-FA2,
   Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%,
   1/25/35                                                              157,042        133,613
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
   Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1,
   5.50%, 4/25/37                                                       183,595        166,050
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg.
   Pass-Through Certificates, Series 2007-AR3, Cl. 1A1, 6.128%,
   11/1/37(2)                                                           120,230         97,936
GE Capital Commercial Mortgage Corp., Commercial Mtg.
   Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39                 320,000        315,917


                           8 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                      Principal
                                                                       Amount         Value
                                                                     ----------   ------------
COMMERCIAL CONTINUED
Greenwich Capital Commercial Mortgage 2007-GG11, Commercial Mtg.
   Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%,
   8/1/17                                                            $  340,000   $    289,441
GSR Mortgage Loan Trust 2006-2F, Mtg. Pass-Through Certificates,
   Series 2006-2F, Cl. 2A2, 5.75%, 2/1/36                                42,963         34,951
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
   Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                               190,000        159,498
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                                  700,000        605,144
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg.
   Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                                 430,000        415,655
Series 2006-C1, Cl. AM, 5.217%, 2/11/31(2)                              430,000        345,071
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg.
   Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%,
   1/15/12                                                              400,000        374,381
Mastr Alternative Loan Trust, CMO Pass-Through Certificates,
   Series 2004-6, Cl. 10A1, 6%, 7/25/34                                 332,812        294,093
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9,
   Commercial Mtg. Pass-Through Certificates, Series 2007-9,
   Cl. A4, 5.70%, 9/1/17                                                550,000        467,126
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
   Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
   7.306%, 10/6/15                                                      251,000        255,529
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
   Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37              271,482        220,595
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through Certificates,
   Series 2007-3, Cl. 1A1, 5.659%, 6/1/37(2,3)                          685,002        565,126
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
   Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%,
   11/15/48                                                              84,000         79,866
Wachovia Mortgage Loan Trust LLC, Mtg. Pass-Through Certificates,
   Series 2007-A, Cl. 1A1, 5.982%, 3/1/37(2)                            254,538        243,560
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg.
   Pass-Through Certificates, Series 2007-HY1, Cl. 1A2, 5.711%,
   2/25/37(2,3)                                                         144,242         57,697
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg.
   Pass-Through Certificates, Series 2007-HY3, Cl. 2A2, 5.668%,
   3/1/37(2)                                                            380,052        226,136
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg.
   Pass-Through Certificates, Series 2007-HY4, Cl. 5A1, 5.584%,
   11/1/36(2)                                                           165,625        129,772
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg.
   Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.658%,
   5/1/37(2)                                                            178,871        149,059
                                                                                  ------------
                                                                                     8,168,308
                                                                                  ------------
MANUFACTURED HOUSING--0.7%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.10%,
   9/25/36(2)                                                           615,640        514,721


                           9 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                      Principal
                                                                       Amount         Value
                                                                     ----------   ------------
MANUFACTURED HOUSING CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.106%,
   3/25/36(2)                                                        $  739,945   $    658,262
                                                                                  ------------
                                                                                     1,172,983
                                                                                  ------------
MULTIFAMILY--3.4%
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates,
   Series 2006-4, Cl. 2A1, 5.788%, 10/25/36(2)                          286,119        207,744
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through
   Certificates, Series 2003-46, Cl. 1A2, 4.411%, 1/19/34(2)            308,019        307,595
CHL Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
   Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35                   37,430         32,899
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg. Pass-Through
   Certificates, Series 2005-HYB1, Cl. 1A2, 4.981%, 3/25/35(2)          518,957        417,274
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg. Pass-Through
   Certificates, Series 2007-HY1, Cl. 1A1, 5.696%, 4/25/37(2)           831,600        640,752
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Asset-Backed
   Pass-Through Certificates, Series 2006-AR5, Cl. 1A3A, 5.888%,
   7/25/36(2)                                                           266,636        232,153
CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
   Certificates, Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35              499,000        405,499
CWALT Alternative Loan Trust 2005-85CB, Mtg. Pass-Through
   Certificates, Series 2005-85CB, Cl. 2A3, 5.50%, 2/25/36              370,000        325,212
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.30%, 7/19/35(2)                             534,198        450,092
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                  340,000        288,561
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
   Certificates, Series 2007-2, Cl. 2A1, 5.975%, 6/25/37(2)             640,565        566,525
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg.
   Pass-Through Certificates, Series 2004-AA, Cl. 2A, 4.992%,
   12/25/34(2)                                                          176,091        160,092
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg.
   Pass-Through Certificates, Series 2004-S, Cl. A1, 3.621%,
   9/25/34(2)                                                           145,802        128,888
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg.
   Pass-Through Certificates, Series 2005-AR2, Cl. 2A2, 4.549%,
   3/25/35(2)                                                           105,902         91,752
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg.
   Pass-Through Certificates, Series 2005-AR4, Cl. 2A2, 4.537%,
   4/25/35(2)                                                           174,168        151,275
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
   Pass-Through Certificates:
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36(2)                           366,396        301,284
Series 2006-AR10, Cl. 2A1, 5.636%, 7/25/36(2)                           281,499        216,446
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR2, Cl. 2A6, 5.106%,
   3/25/36(2)                                                           146,524        113,729


                           10 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                      Principal
                                                                       Amount         Value
                                                                     ----------   ------------
MULTIFAMILY CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.093%,
   3/25/36(2)                                                        $  193,246   $    177,205
                                                                                  ------------
                                                                                     5,214,977
                                                                                  ------------
RESIDENTIAL--4.2%
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg.
   Pass-Through Certificates, Series 2005-S1, Cl. 1A5,
   5.50%, 5/25/35                                                       200,000        168,972
CWALT Alternative Loan Trust 2004-24CB, Mtg. Pass-Through
   Certificates, Series 2004-24CB, Cl. 1A1, 6%, 11/1/34                 279,990        250,217
CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
   Certificates, Series 2004-28CB, Cl. 3A1, 6%, 1/1/35                  227,343        173,539
CWALT Alternative Loan Trust 2005-18CB, Mtg. Pass-Through
   Certificates, Series 2005-18CB, Cl. A8, 5.50%, 5/25/36               500,000        384,061
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through
   Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                447,640        392,459
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through
   Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                428,463        378,221
JP Morgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates,
   Series 2006-A2, Cl. 5A3, 4.334%, 11/1/33(2)                          192,108        183,688
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg.
   Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.374%,
   9/11/45(2)                                                           240,000        192,072
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10,
   Cl. 2A3B, 5.55%, 1/25/36                                             143,392        127,097
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
   Certificates, Series 2006-AR, Cl. 5A3, 5.417%, 6/25/36(2)            230,000        191,713
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through
   Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                144,858        136,518
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed Pass-Through
   Certificates, Series 2004-QS10, Cl. A3, 3.707%, 7/25/34(2)           141,221        126,918
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through
   Certificates, Series 2006-QS5, Cl. 2A2, 6%, 5/1/36                   121,063        117,775
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through
   Certificates, Series 2007-S1, Cl. 3A1, 5.01%, 8/1/22(2)              806,294        725,664
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 5.75%,
   10/25/36(2)                                                          753,851        573,675
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 6.128%,
   8/25/36(2)                                                           697,449        621,996
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg.
   Pass-Through Certificates, Series 2007-HY2, Cl. 2A1, 6.612%,
   11/1/36(2)                                                           120,374        104,339
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg.
   Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.695%,
   6/25/37(2)                                                           514,542        420,124
Washington Mutual Mortgage Pass-Through Certificates, Mtg.
   Pass-Through Certificates, Series 2007-1, Cl. 1A8, 6%, 2/25/37       788,147        765,286
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg.
   Pass-Through Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18       279,489        263,870


                           11 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                      Principal
                                                                       Amount         Value
                                                                     ----------   ------------
RESIDENTIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
   Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.369%,
   9/1/34(2)                                                         $   71,710   $     60,542
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR5, Cl. 2A2, 5.539%,
   4/1/36(2,3)                                                          302,643        145,269
                                                                                  ------------
                                                                                     6,504,015
                                                                                  ------------
Total Mortgage-Backed Obligations (Cost $64,603,320)                                61,990,348
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--11.8%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                          395,000        367,280
American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37       225,000         36,053
Axa SA, 6.379% Sub. Perpetual Bonds(8,9)                                900,000        502,465
   Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K(9)                                  575,000        455,734
8.125% Perpetual Bonds, Series M(9)                                      85,000         68,781
Barclays Bank plc, 6.278% Perpetual Bonds(9)                          1,100,000        805,288
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                          650,000        637,000
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                           130,000        124,132
   Capmark Financial Group, Inc.:
3.453% Sr. Unsec. Nts., 5/10/10(2)                                      200,000        142,085
5.875% Sr. Unsec. Nts., 5/10/12                                         255,000        127,230
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09(3)                         320,000        304,000
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10          290,000        205,070
   Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57(2)                                       795,000        592,531
8.40% Perpetual Bonds, Series E(9)                                      320,000        218,211
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                 325,000        211,250
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09(3)                               120,000        118,650
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                         58,000         60,916
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08(3)                        190,000        190,475
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08(3)                   560,000        560,000
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12        80,000         77,824
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                   910,000        652,902
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08(2,3)                       69,000         69,776
General Motors Acceptance Corp., 8% Bonds, 11/1/31                      590,000        222,648
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34           785,000        516,053
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A(8,9)                  1,300,000        733,508
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(2)               1,090,000        819,397
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts.,
   12/19/08(8)                                                          280,000        280,573
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(9)                645,000        544,465
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts.,
   6/1/13                                                               365,000        355,700


                           12 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                      Principal
                                                                       Amount         Value
                                                                     ----------   ------------
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38(10)         $1,249,000   $      6,245
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                            455,000        441,350
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                           125,000        126,013
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                              425,000        427,921
Macy's Retail Holdings, Inc., 4.80% Sr. Nts., 7/15/09                   365,000        356,805
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                       250,000        137,877
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                755,000        634,887
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/68(2)                    100,000         94,957
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66(2)                 735,000        458,400
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                             570,000        535,800
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10             450,000        462,868
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                       370,000        372,135
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
   6/1/13(8)                                                            135,607        137,081
Popular North America, Inc., 4.70% Nts., 6/30/09                        620,000        602,541
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23(8)            570,000        660,429
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25(8)              500,000        555,840
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08(3)                                          59,000         58,705
8.875% Unsec. Unsub. Nts., 3/15/12                                      285,000        280,725
SLM Corp., 4% Nts., 1/15/09                                             400,000        327,996
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                 215,000        218,482
Tribune Co., 5.50% Nts., Series E, 10/6/08(3)                           335,000        333,325
Univision Communications, Inc., 3.875% Sr. Unsec. Nts., 10/15/08        140,000        139,300
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                      85,000         82,378
Washington Mutual Bank NV, 2.891% Sr. Unsec. Nts., 5/1/09(2)            295,000         72,275
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                     430,000        440,824
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts.,
   12/1/14                                                              315,000        270,113
                                                                                  ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $23,354,188)                  18,235,269

Total Investments, at Value (Cost $200,416,896)                           116.5%   180,339,511
Liabilities in Excess of Other Assets                                     (16.5)   (25,544,213)
                                                                     ----------   ------------
Net Assets                                                                100.0%  $154,795,298
                                                                     ==========   ============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $2,946,488, which represents 1.90% of the Portfolio's net assets. See accompanying Notes.

(4.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,153,711 or 2.04% of the Portfolio's net assets as of September 30, 2008.

(5.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $404,677 or 0.26% of the Portfolio's net assets as of September 30, 2008.

(6.) When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See accompanying Notes.


                           13 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

(7.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $581,499. See accompanying Notes.

(8.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,869,896 or 1.85% of the Portfolio's net assets as of September 30, 2008.

(9.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(10.) Issue is in default. See of accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Portfolio's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Portfolio's investments was determined based on the following inputs as of September 30, 2008:

                                                                          OTHER FINANCIAL
VALUATION DESCRIPTION                         INVESTMENTS IN SECURITIES     INSTRUMENTS*
-------------------------------------------   -------------------------   ---------------
Level 1-Quoted Prices                               $ 96,900,535            $    98,566
Level 2-Other Significant Observable Inputs           83,438,976             (3,205,496)
Level 3-Significant Unobservable Inputs                       --                     --
                                                    ------------            ------------
   Total                                            $180,339,511            $(3,106,930)
                                                    ============            ============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE PORTFOLIO'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. There were no affiliate securities held by the Portfolio as of September 30, 2008. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS        GROSS           SHARES
                                                     DECEMBER 31, 2007   ADDITIONS   REDUCTIONS   SEPTEMBER 30, 2008
                                                     -----------------   ---------   ----------   ------------------
Oppenheimer Institutional Money Market Fund, Cl. E           --          5,779,913    5,779,913           --

                                                     INCOME
                                                     ------
Oppenheimer Institutional Money Market Fund, Cl. E   $1,193

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                 UNREALIZED
                                        NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE         VALUE      (DEPRECIATION)
--------------------------   --------   ---------   ----------   -----------   --------------
U.S. Long Bonds, 20 yr.         Buy         42       12/19/08    $ 4,921,219     $(108,451)
U.S. Treasury Nts., 2 yr.      Sell        122       12/31/08     26,039,375      (133,715)
U.S. Treasury Nts., 5 yr.       Buy         36       12/31/08      4,040,438        12,859
U.S. Treasury Nts., 10 yr.     Sell         55       12/19/08      6,304,375        58,285
                                                                                 ---------
                                                                                 $(171,022)
                                                                                 =========


                           14 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                    PAY/                 UPFRONT
                                                             BUY/SELL   NOTIONAL  RECEIVE                PAYMENT
         SWAP                                                 CREDIT     AMOUNT    FIXED   TERMINATION  RECEIVED/
     COUNTERPARTY                REFERENCE ENTITY           PROTECTION   (000S)     RATE       DATE       (PAID)      VALUE
----------------------  ----------------------------------  ----------  --------  -------  -----------  ---------  -----------
Barclays Bank plc:
                        ABX.HE.AA.06-2 Index                      Sell    $140     0.170%     5/25/46   $108,306   $  (108,257)
                        American International Group, Inc.        Sell     295     4.000      3/20/09         --        (6,521)
                        American International Group, Inc.        Sell     260     5.350      3/20/09         --        (4,082)
                        American International Group, Inc.        Sell      75     3.000      3/20/09         --        (2,014)
                        Capmark Financial Group, Inc.             Sell     225     1.000      6/20/12         --       (94,364)
                        Citigroup, Inc.                           Sell      50    10.500      6/20/09         --        (1,782)
                        Dillard's, Inc.                           Sell     160     1.900     12/20/08         --        (1,513)
                        HCP, Inc.                                 Sell     190     4.600      3/20/09         --           153
                        iStar Financial, Inc.                     Sell     215     4.400     12/20/12         --       (80,256)
                        Kohl's Corp.                               Buy     120     1.180      6/20/18         --         1,552
                        Kohl's Corp.                              Sell     120     1.080      6/20/13         --          (623)
                        Kohl's Corp.                              Sell     120     0.900      6/20/13         --        (1,531)
                        Kohl's Corp.                               Buy     120     1.040      6/20/18         --         2,790
                        Lehman Brothers Holdings, Inc.            Sell     470     0.490      9/20/10         --      (413,765)
                        Merrill Lynch & Co., Inc.                 Sell     460     4.150      9/20/09         --           553
                        Six Flags, Inc.                           Sell     225     8.250     12/20/08         --        (2,645)
                        The Goldman Sachs Group, Inc.             Sell     225     5.750     12/20/09         --           588
                        XL Capital Ltd.                           Sell     255     3.550      9/20/09         --           130
                                                                                                        --------   -----------
                                                                                                         108,306      (711,587)
                                                                                                        --------   -----------
Credit Suisse
International:
                        iStar Financial, Inc.                     Sell      25     4.000     12/20/12         --        (9,531)
                        iStar Financial, Inc.                     Sell      60    12.000      3/20/09         --        (5,572)
                        JPMorgan Chase & Co.                      Sell     265     2.088     12/20/08         --           110
                        Merrill Lynch & Co., Inc.                 Sell     230     4.150      9/20/09         --           277
                        Morgan Stanley                            Sell     310     7.800     12/20/13         --       (28,526)
                        Rite Aid Corp.                            Sell      35     7.500      3/20/09         --        (1,612)
                        Rite Aid Corp.                            Sell     135     5.000      9/20/09      8,100        (6,992)
                        Sprint Nextel Corp.                       Sell     550     6.300      3/20/09         --         7,248
                        Tribune Co.                               Sell      20     5.000     12/20/09      4,400        (4,777)
                        Tribune Co.                               Sell     110     5.000     12/20/09     25,300       (26,332)
                        TXU Corp.                                 Sell      75     5.910     12/20/12         --        (5,802)
                        TXU Corp.                                 Sell      70     6.050     12/20/12         --        (5,121)
                        TXU Corp.                                 Sell      75     6.000     12/20/12         --        (5,599)
                        Vornado Realty LP                         Sell     125     3.600      3/20/09         --         1,947
                        Wachovia Corp.                            Sell     250     1.000      3/20/09         --        (5,358)
                        Washington Mutual, Inc.                   Sell     135     6.500     12/20/08         --       (48,614)
                        Washington Mutual, Inc.                   Sell     465     6.800      6/20/09         --      (167,450)
                                                                                                        --------   -----------
                                                                                                          37,800      (311,704)
                                                                                                        --------   -----------
Deutsche Bank AG:
                        ABX.HE.AA.06-2 Index                      Sell     100     0.170      5/25/46     11,999       (77,326)
                        Allied Waste North America, Inc.          Sell     150     2.000      9/20/09         --          (642)
                        Allied Waste North America, Inc.          Sell     240     2.000      9/20/09         --        (1,026)
                        Ambac Assurance Corp.                     Sell     135     8.450     12/20/08         --        (4,129)
                        American International Group, Inc.        Sell     370     4.000      3/20/09         --        (8,179)
                        Cemex                                     Sell     125     2.000      3/20/09         --            27
                        Centex Corp.                              Sell      60     1.550      9/20/09         --        (1,240)
                        Dow Jones CDX.NA.IG.7 Index                Buy     900     0.400     12/20/11        (93)       31,436
                        iStar Financial, Inc.                     Sell     435     2.925     12/20/08         --       (29,241)
                        iStar Financial, Inc.                     Sell     250     3.000     12/20/08         --       (16,762)
                        iStar Financial, Inc.                     Sell      35     4.320     12/20/12         --       (13,121)
                        iStar Financial, Inc.                     Sell     155    12.000      3/20/09         --       (14,393)
                        Jones Apparel Group, Inc.                 Sell     125     2.720      6/20/13         --        (1,285)
                        Jones Apparel Group, Inc.                  Buy     125     2.635      6/20/18         --         2,495
                        Kohl's Corp.                              Sell     120     1.180      6/20/13         --          (118)
                        Kohl's Corp.                               Buy     120     1.300      6/20/18         --           491


                           15 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                        Liz Claiborne, Inc.                       Sell     465     3.250      6/20/09         --           259
                        MBIA Insurance Corp.                      Sell     360     8.850     12/20/08         --        (9,661)
                        Prudential Financial, Inc.                Sell     135     2.050      6/20/09         --           (32)
                        Temple-Inland, Inc.                       Sell      55     3.000      9/20/09         --            21
                        Tenet Healthcare Corp.                    Sell     375     1.600      3/20/09         --        (2,382)
                        The Goldman Sachs Group, Inc.             Sell     230     5.500     12/20/09         --           (62)
                        The Goldman Sachs Group, Inc.             Sell     185     5.450     12/20/09         --          (184)
                        Vornado Realty LP                         Sell     250     3.875      6/20/09         --         4,237
                        Wachovia Corp.                            Sell     555     1.000      3/20/09         --       (11,894)
                        Washington Mutual, Inc.                   Sell      55     4.500     12/20/08         --       (19,806)
                        Washington Mutual, Inc.                   Sell     260     4.500     12/20/08         --       (93,628)
                        XL Capital Ltd.                           Sell     285     3.550      9/20/09         --           145
                                                                                                        --------   -----------
                                                                                                          11,906      (266,000)
                                                                                                        --------   -----------
Goldman Sachs Capital
Markets LP:
                        ABX.HE.AA.06-2 Index                      Sell      35     0.170      5/25/46      2,884       (27,064)
                        ABX.HE.AA.06-2 Index                      Sell     150     0.170      5/25/46     59,246      (115,990)
                        Capmark Financial Group, Inc.             Sell     220     0.950      6/20/12         --       (92,476)
                                                                                                        --------   -----------
                                                                                                          62,130      (235,530)
                                                                                                        --------   -----------
Goldman Sachs
International:
                        D.R. Horton, Inc.                         Sell     220     4.210     12/20/08         --           253
                        iStar Financial, Inc.                     Sell      30     3.950     12/20/12         --       (11,467)
                        Pulte Homes, Inc.                         Sell     335     2.750      9/20/09         --        (3,081)
                        R.H. Donnelley Corp.                      Sell     280     9.000      3/20/09         --        (2,446)
                        Sprint Nextel Corp.                       Sell     195     6.300      3/20/09         --         2,570
                        Univision Communications, Inc.            Sell      70     5.000      6/20/09      7,000        (4,721)
                        Univision Communications, Inc.            Sell      25     5.000      6/20/09      2,750        (1,686)
                        Univision Communications, Inc.            Sell      70     5.000      6/20/09      4,200        (4,721)
                                                                                                        --------   -----------
                                                                                                          13,950       (25,299)
                                                                                                        --------   -----------
Morgan Stanley Capital
Services, Inc.:
                        ABX.HE.AA.06-2 Index                      Sell      35     0.170      5/25/46      2,796       (27,064)
                        ABX.HE.AA.06-2 Index                      Sell      70     0.170      5/25/46      7,000       (54,129)
                        American International Group, Inc.        Sell     225     4.000      3/20/09         --        (4,974)
                        Countrywide Home Loans, Inc.              Sell     705     0.420      6/20/09         --       (13,544)
                        Ford Motor Co.                            Sell     490     7.150     12/20/16         --      (172,692)
                        Ford Motor Co.                            Sell     230     7.050     12/20/16         --       (85,976)
                        General Motors Corp.                      Sell     245     5.800     12/20/16         --      (129,285)
                        General Motors Corp.                      Sell     240     5.750     12/20/16         --      (126,753)
                        Inco Ltd.                                  Buy     240     0.700      3/20/17         --         5,795
                        Inco Ltd.                                  Buy     240     0.630      3/20/17         --        10,358
                        J.C. Penney Co., Inc.                     Sell     230     1.300     12/20/17         --       (12,246)
                        J.C. Penney Co., Inc.                     Sell     225     1.070     12/20/17         --       (15,472)
                        Jones Apparel Group, Inc.                 Sell     245     3.200      6/20/13         --         2,110
                        Jones Apparel Group, Inc.                  Buy     245     2.970      6/20/18         --          (512)
                        Kohl's Corp.                               Buy     335     0.660     12/20/17         --        19,627
                        Kohl's Corp.                               Buy     345     0.870     12/20/17         --        15,118
                        Lennar Corp.                              Sell     215     2.900     12/20/08         --        (1,751)
                        Liz Claiborne, Inc.                       Sell     240     3.100      6/20/13         --        (5,924)
                        Liz Claiborne, Inc.                        Buy     240     2.900      6/20/18         --        10,915
                        Louisiana-Pacific Corp.                   Sell     235     6.250      9/20/09         --          (264)
                        The Hartford Financial Services
                           Group, Inc.                            Sell     125     2.400      3/20/09         --           854
                        Univision Communications, Inc.            Sell      50     5.000     12/20/09      3,500        (3,386)
                        Vale Overseas Ltd.                        Sell     240     1.170      3/20/17         --       (15,754)
                        Vale Overseas Ltd.                        Sell     240     1.100      3/20/17         --       (16,809)
                        Wachovia Corp.                            Sell     580     3.250      3/20/09         --        (3,930)
                                                                                                        --------   -----------
                                                                                                          13,296      (625,688)
                                                                                                        --------   -----------
                                                                                                        $247,388   $(2,175,808)
                                                                                                        ========   ===========


                           16 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

TOTAL RETURN SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                              TERMINATION
SWAP COUNTERPARTY         NOTIONAL AMOUNT      PAID BY THE FUND        RECEIVED BY THE FUND       DATE       VALUE
------------------------- --------------- ------------------------- ------------------------- ----------- -----------
Goldman Sachs Group, Inc.
(The):
                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                                  8.5+ Index widen,        8.5+ Index narrow,
                                                    pays the spread       receives the spread
                              $500,000.00                   change*                   change*      3/1/09 $   (27,286)

                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                             8.5+ Index widen, pays        8.5+ Index narrow,
                                             the spread change plus       receives the spread
                                1,200,000         200 basis points*                   change*      3/1/09     (65,332)

                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                             8.5+ Index widen, pays        8.5+ Index narrow,
                                            the spread change minus       receives the spread
                                1,540,000          50 basis points*                   change*     12/1/08     (84,484)

                                                                         If credit spreads as
                                               If credit spreads as represented by the Lehman
                                          represented by the Lehman    Brothers U.S. CMBS AAA
                                             Brothers U.S. CMBS AAA        8.5+ Index narrow,
                                             8.5+ Index widen, pays       receives the spread
                                  265,000        the spread change*                   change*     11/1/08     (14,260)

                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                                  8.5+ Index widen,        8.5+ Index narrow,
                                                    pays the spread       receives the spread
                                1,080,000                   change*                   change*      2/1/09     (58,939)

                                               If credit spreads as      If credit spreads as
                                            represented by the Banc   represented by the Banc
                                          of America Securities LLC     of America Securities
                                              AAA 10 yr. CMBS Daily       LLC AAA 10 yr. CMBS
                                              Index widen, pays the       Daily Index narrow,
                                            spread change minus 660       receives the spread
                                5,760,000             basis points*                   change*     3/31/09    (176,090)
                                                                                                          -----------
                                                                                                             (426,391)
                                                                                                          -----------
Morgan Stanley:
                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                              Index widen, pays the    Index narrow, receives
                                2,600,000            spread change*        the spread change*      3/1/09     (72,562)

                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                             8.5+ Index widen, pays        8.5+ Index narrow,
                                             the spread change plus       receives the spread
                                1,120,000         250 basis points*                   change*      3/1/09     (61,039)

                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                             8.5+ Index widen, pays        8.5+ Index narrow,
                                             the spread change plus       receives the spread
                                1,240,000         350 basis points*                   change*      3/1/09     (67,082)

                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                             8.5+ Index widen, pays        8.5+ Index narrow,
                                            the spread change minus       receives the spread
                                3,100,000          50 basis points*                   change*     12/1/08    (168,580)

                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                             8.5+ Index widen, pays        8.5+ Index narrow,
                                            the spread change minus       receives the spread
                                  790,000          65 basis points*                   change*     12/1/08     (43,004)


                           17 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                             8.5+ Index widen, pays        8.5+ Index narrow,
                                            the spread change minus       receives the spread
                                  650,000          95 basis points*                   change*      2/1/09     (34,977)

                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                             8.5+ Index widen, pays        8.5+ Index narrow,
                                            the spread change minus       receives the spread
                                  650,000          95 basis points*                   change*      2/1/09     (35,354)

                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                             8.5+ Index widen, pays        8.5+ Index narrow,
                                            the spread change minus       receives the spread
                                  980,000          70 basis points*                   change*      2/1/09     (53,549)

                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                             8.5+ Index widen, pays        8.5+ Index narrow,
                                            the spread change minus       receives the spread
                                  520,000          50 basis points*                   change*      2/1/09     (28,190)
                                                                                                          -----------
                                                                                                             (564,337)
                                                                                                          -----------
                                               If credit spreads as      If credit spreads as
                                          represented by the Lehman represented by the Lehman
                                             Brothers U.S. CMBS AAA    Brothers U.S. CMBS AAA
                                              Index widen, pays the    Index narrow, receives
Citibank NA                     1,400,000            spread change*        the spread change*      2/1/09     (38,959)
                                                                                                          -----------
                                                                                                          $(1,029,687)
                                                                                                          ===========


* The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index's underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index's underlying holdings, the spread widens.

Abbreviation is as follows:

CMBS Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio's investments under these levels of classification is included following the Statement of Investments.


                           18 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Portfolio may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. When the Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Portfolio maintains internally designated assets with a


                           19 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

market value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2008, the Portfolio had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                          WHEN-ISSUED OR DELAYED
                       DELIVERY BASIS TRANSACTIONS
                       ---------------------------
Purchased securities           $24,696,849
Sold securities                  2,236,349

CREDIT RISK. The Portfolio invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolio may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2008, securities with an aggregate market value of $6,245, representing less than 0.005% of the Portfolio's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Portfolio may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued.


                           20 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio's securities.

SWAP CONTRACTS

The Portfolio may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain
(loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Portfolio may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Portfolio may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee, similar to an insurance premium, to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for


                           21 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Portfolio uses derivative instruments, how these activities are accounted for, and their effect on the Portfolio's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Portfolio's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $200,431,259
Federal tax cost of other investments    (23,458,273)
                                        ------------
Total federal tax cost                  $176,972,986
                                        ============
Gross unrealized appreciation           $  5,277,213
Gross unrealized depreciation            (28,498,277)
                                        ------------
Net unrealized depreciation             $(23,221,064)
                                        ============


                           22 | Total Return Portfolio


Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
COMMON STOCKS--89.1%
CONSUMER DISCRETIONARY--12.2%
AUTOMOBILES--1.8%
Bayerische Motoren Werke (BMW) AG                         36,339   $     1,424,122
Honda Motor Co.                                           66,920         1,987,551
Toyota Motor Corp.                                        64,698         2,746,893
                                                                   ---------------
                                                                         6,158,566
DIVERSIFIED CONSUMER SERVICES--0.4%
Dignity plc                                              114,130         1,427,339

HOTELS, RESTAURANTS & LEISURE--1.2%
Carnival Corp.                                            52,300         1,848,805
Enterprise Inns plc                                      364,220         1,171,107
William Hill plc                                         247,495         1,044,044
                                                                   ---------------
                                                                         4,063,956
HOUSEHOLD DURABLES--0.8%
SEB SA                                                    66,056         2,925,347

MEDIA--2.7%
British Sky Broadcasting Group plc                       149,618         1,112,632
Grupo Televisa SA, Sponsored GDR                         106,100         2,320,407
Mediaset SpA                                             384,800         2,437,782
Vivendi SA                                                67,950         2,126,357
Zee Entertainment Enterprises Ltd.                       333,300         1,422,635
                                                                   ---------------
                                                                         9,419,813
MULTILINE RETAIL--0.3%
Pinault-Printemps-Redoute SA                              12,730         1,143,216

SPECIALTY RETAIL--1.3%
Hennes & Mauritz AB, Cl. B                                53,600         2,181,451
Industria de Diseno Textil SA                             56,700         2,418,780
                                                                   ---------------
                                                                         4,600,231
TEXTILES, APPAREL & LUXURY GOODS--3.7%
Burberry Group plc                                       481,577         3,374,687
Compagnie Financiere Richemont AG, A Shares               66,169         2,938,845
Luxottica Group SpA                                       76,900         1,757,976
LVMH Moet Hennessey Louis Vuitton                         22,460         1,983,147
Swatch Group AG (The), Cl. B                              15,816         2,927,543
                                                                   ---------------
                                                                        12,982,198
CONSUMER STAPLES--4.9%
BEVERAGES--1.6%
C&C Group plc                                            378,439         1,011,721
Heineken NV                                               34,800         1,402,352
Pernod-Ricard SA                                          35,310         3,104,287
                                                                   ---------------
                                                                         5,518,360
FOOD & STAPLES RETAILING--0.5%
Woolworths Ltd.                                           78,151         1,690,018

FOOD PRODUCTS--1.8%
Barry Callebaut AG(1)                                      7,518         4,519,200
Nestle SA                                                 42,619         1,843,360
                                                                   ---------------
                                                                         6,362,560


                  1 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
HOUSEHOLD PRODUCTS--0.3%
Reckitt Benckiser Group plc                               20,968   $     1,015,228

PERSONAL PRODUCTS--0.7%
L'Oreal SA                                                27,240         2,689,914

ENERGY--4.9%
ENERGY EQUIPMENT & SERVICES--1.4%
Saipem Spa                                                12,800           378,697
Technip SA                                                82,040         4,608,702
                                                                   ---------------
                                                                         4,987,399

OIL, GAS & CONSUMABLE FUELS--3.5%
BG Group plc                                             284,150         5,148,485
BP plc, ADR                                               39,800         1,996,766
Total SA                                                  55,960         3,376,108
Tsakos Energy Navigation Ltd.                             50,700         1,503,762
                                                                   ---------------
                                                                        12,025,121
FINANCIALS--9.8%
CAPITAL MARKETS--2.8%
3i Group plc                                             146,319         1,841,734
Collins Stewart plc                                    1,214,125         1,405,528
Credit Suisse Group AG                                    29,122         1,386,539
ICAP plc                                                 206,240         1,333,035
Tullett Prebon plc                                       739,790         3,656,692
                                                                   ---------------
                                                                         9,623,528

COMMERCIAL BANKS--2.1%
Anglo Irish Bank Corp. plc                               408,100         2,288,761
ICICI Bank Ltd., Sponsored ADR                            95,925         2,256,156
Royal Bank of Scotland Group plc (The)                   279,138           924,650
Societe Generale, Cl. A                                   20,874         1,894,824
                                                                   ---------------
                                                                         7,364,391

INSURANCE--2.3%
Allianz SE                                                 7,388         1,021,153
AMP Ltd.                                                 219,913         1,258,385
Prudential plc                                           130,404         1,200,331
QBE Insurance Group Ltd.                                 217,451         4,699,757
                                                                   ---------------
                                                                         8,179,626

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.6%
Daito Trust Construction Co. Ltd.                         37,603         1,405,998
DIC Asset AG                                              46,538           648,019
Solidere, GDR(2)                                          25,380           715,584
Solidere, GDR(2,3)                                       102,720         2,896,169
                                                                   ---------------
                                                                         5,665,770

THRIFTS & MORTGAGE FINANCE--1.0%
Housing Development Finance Corp. Ltd.                    52,400         2,446,372
Paragon Group Cos. plc                                   750,602           877,057
                                                                   ---------------
                                                                         3,323,429

HEALTH CARE--16.0%
BIOTECHNOLOGY--3.6%
CSL Ltd.                                                 116,500         3,509,556


                  2 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, (2008) / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
BIOTECHNOLOGY CONTINUED
Grifols SA                                                13,500   $       344,258
Marshall Edwards, Inc.(1,4)                              382,300           821,945
Marshall Edwards, Inc.(1,3)                              330,600           710,790
NeuroSearch AS(1)                                         98,685         4,345,146
NicOx SA(1)                                              228,598         2,487,610
Santhera Pharmaceuticals(1)                                9,736           385,820
                                                                   ---------------
                                                                        12,605,125

HEALTH CARE EQUIPMENT & SUPPLIES--7.1%
DiaSorin SpA                                              47,600           929,754
Essilor International SA                                  36,080         1,804,191
Nobel Biocare Holding AG                                  62,342         2,090,177
Smith & Nephew plc                                       218,850         2,306,762
Sonova Holding AG                                         24,969         1,613,269
Straumann Holding AG                                       9,065         2,483,562
Synthes, Inc.                                             47,802         6,602,740
Terumo Corp.                                              56,900         2,930,303
William Demant Holding AS(1)                              91,100         4,122,239
                                                                   ---------------
                                                                        24,882,997

HEALTH CARE PROVIDERS & SERVICES--1.5%
Sonic Healthcare Ltd.                                    507,400         5,328,735

HEALTH CARE TECHNOLOGY--0.1%
Ortivus AB, Cl. B(1)                                     279,600           181,721

LIFE SCIENCES TOOLS & SERVICES--0.4%
Art Advanced Research Technologies, Inc.(1)              270,100            22,841
Art Advanced Research Technologies, Inc.,
   Legend Shares(1,4)                                    898,700            76,000
Art Advanced Research Technologies, Inc.,
   Series 1(1)                                           360,333            30,472
Art Advanced Research Technologies, Inc.,
   Series 2(1)                                           113,634             9,610
BTG plc(1)                                               422,944         1,057,040
Proteome Systems Ltd.(1)                               4,657,849           257,661
                                                                   ---------------
                                                                         1,453,624

PHARMACEUTICALS--3.3%
Astellas Pharma, Inc.                                     21,500           903,359
GlaxoSmithKline plc                                       28,941           625,249
Novogen Ltd.(1)                                        1,154,071         1,053,392
Roche Holding AG                                          24,451         3,811,591
Sanofi-Aventis SA                                         29,515         1,940,057
Shionogi & Co. Ltd.                                       70,000         1,416,383
Takeda Pharmaceutical Co. Ltd.                            31,500         1,586,434
                                                                   ---------------
                                                                        11,336,465

INDUSTRIALS--17.8%
AEROSPACE & DEFENSE--0.9%
Empresa Brasileira de Aeronautica SA                     445,126         3,017,566

AIR FREIGHT & LOGISTICS--0.1%
Toll Holdings Ltd.                                        67,600           378,895

COMMERCIAL SERVICES & SUPPLIES--3.8%
Aggreko plc                                               53,320           517,882


                  3 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Capita Group plc                                         647,224   $     8,031,616
Experian plc                                             266,271         1,765,593
Prosegur Compania de Seguridad SA                         88,100         3,074,141
                                                                   ---------------
                                                                        13,389,232

CONSTRUCTION & ENGINEERING--2.6%
Koninklijke Boskalis Westminster NV                       74,391         3,520,896
Leighton Holdings Ltd.                                   121,880         3,756,780
Maire Tecnimont SpA                                      197,300           689,355
Trevi Finanziaria SpA                                     21,900           358,894
Vinci SA                                                  18,701           883,556
                                                                   ---------------
                                                                         9,209,481

ELECTRICAL EQUIPMENT--5.0%
ABB Ltd.                                                 413,206         7,927,228
Alstom                                                    71,580         5,397,825
Ceres Power Holdings plc(1)                              701,070         2,050,313
Ushio, Inc.                                              121,000         1,976,506
                                                                   ---------------
                                                                        17,351,872

INDUSTRIAL CONGLOMERATES--1.4%
Koninklijke (Royal) Philips Electronics NV                67,700         1,853,695
Siemens AG                                                30,474         2,884,036
                                                                   ---------------
                                                                         4,737,731

MACHINERY--2.7%
Aalberts Industries NV                                   332,568         4,261,241
Demag Cranes AG                                           68,083         2,727,833
Hyundai Heavy Industries Co. Ltd.                          6,376         1,480,802
Takeuchi Mfg. Co. Ltd.                                    77,573           989,046
                                                                   ---------------
                                                                         9,458,922

TRADING COMPANIES & DISTRIBUTORS--1.3%
Bunzl plc                                                318,043         3,714,874
Wolseley plc                                              85,820           653,585
                                                                   ---------------
                                                                         4,368,459

INFORMATION TECHNOLOGY--17.5%
COMMUNICATIONS EQUIPMENT--3.2%
Nokia Oyj                                                 48,100           896,712
Tandberg ASA                                             365,900         4,932,985
Telefonaktiebolaget LM Ericsson, B Shares                551,680         5,200,835
                                                                   ---------------
                                                                        11,030,532

COMPUTERS & PERIPHERALS--0.3%
Logitech International SA(1)                              45,822         1,044,291

ELECTRONIC EQUIPMENT & INSTRUMENTS--5.0%
Hoya Corp.                                               154,993         3,070,578
Ibiden Co. Ltd.                                           47,021         1,145,326
Keyence Corp.                                             18,990         3,777,242
Nidec Corp.                                               94,400         5,806,246
Nippon Electric Glass Co. Ltd.                            79,000           714,399
Omron Corp.                                               64,086           984,450


                  4 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Phoenix Mecano AG                                          5,014   $     1,855,385
                                                                   ---------------
                                                                        17,353,626

INTERNET SOFTWARE & SERVICES--2.1%
United Internet AG                                       120,045         1,314,765
Yahoo! Japan Corp.                                        19,214         6,168,747
                                                                   ---------------
                                                                         7,483,512

IT SERVICES--0.7%
Infosys Technologies Ltd.                                 80,564         2,434,092

OFFICE ELECTRONICS--0.8%
Canon, Inc.                                               76,350         2,854,504

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
ASM International NV(1)                                   79,700         1,490,390

SOFTWARE--5.0%
Autonomy Corp. plc(1)                                    304,970         5,606,948
Compugroup Holding AG(1)                                 108,282           673,031
Nintendo Co. Ltd.                                         14,000         5,827,990
Sage Group plc (The)                                     338,670         1,175,904
SAP AG                                                    52,766         2,831,166
Square Enix Holdings Co. Ltd.                             39,594         1,156,031
                                                                   ---------------
                                                                        17,271,070

MATERIALS--4.5%
CHEMICALS--2.6%
Filtrona plc                                             430,835         1,249,853
Nufarm Ltd.                                              335,399         4,072,545
Sika AG                                                    1,271         1,434,030
Syngenta AG                                               10,713         2,274,703
                                                                   ---------------
                                                                         9,031,131

METALS & MINING--1.9%
Impala Platinum Holdings Ltd.                            178,800         3,631,849
Rio Tinto plc                                             50,881         3,165,841
                                                                   ---------------
                                                                         6,797,690
TELECOMMUNICATION SERVICES--1.1%
WIRELESS TELECOMMUNICATION SERVICES--1.1%
KDDI Corp.                                                   327         1,831,537
Vodafone Group plc                                       859,862         1,899,595
                                                                   ---------------
                                                                         3,731,132

UTILITIES--0.4%
ELECTRIC UTILITIES--0.4%
Fortum Oyj                                                40,700         1,373,205
                                                                   ---------------
Total Common Stocks (Cost $306,779,052)                                310,762,010

PREFERRED STOCKS--1.9%
Companhia Vale do Rio Doce, Sponsored ADR                283,700         5,021,490
Porsche Automobil Holding, Preference                     15,179         1,656,307
                                                                   ---------------
Total Preferred Stocks (Cost $3,471,573)                                 6,677,797


                  5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      UNITS             VALUE
                                                 ---------------   ---------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Marshall Edwards, Inc. Wts., Strike Price
   $3.60, Exp. 8/6/12(1)                                   7,500   $        53,044
Marshall Edwards, Inc. Wts., Strike Price
   $4.35, Exp. 7/11/10(1)                                 89,460           108,092
                                                                   ---------------
Total Rights, Warrants and Certificates
   (Cost $0)                                                               161,136

                                                      SHARES
                                                 ---------------
INVESTMENT COMPANY--7.6%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 3.15%(5,6) (Cost $26,321,047)               26,321,047        26,321,047
TOTAL INVESTMENTS, AT VALUE
   (COST $336,571,672)                                      98.6%      343,921,990
OTHER ASSETS NET OF LIABILITIES                              1.4         4,744,623
                                                 ---------------   ---------------
NET ASSETS                                                 100.0%  $   348,666,613
                                                 ===============   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,606,959 or 1.03% of the Fund's net assets as of September 30, 2008.

(4.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2008 was $897,945, which represents 0.26% of the Fund's net assets, of which $821,945 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                            ACQUISITION                              UNREALIZED
SECURITY                       DATES           COST        VALUE    DEPRECIATION
--------                 ----------------   ----------   --------   ------------
Marshall Edwards, Inc.   12/28/05-7/28/08   $1,873,903   $821,945    $1,051,958

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS        GROSS           SHARES
                                                     DECEMBER 31, 2007    ADDITIONS    REDUCTIONS   SEPTEMBER 30, 2008
                                                     -----------------   ----------   -----------   ------------------
Oppenheimer Institutional Money Market Fund, Cl. E       26,050,266      92,084,236    91,813,455       26,321,047

                                                        VALUE       INCOME
                                                     -----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $26,321,047   $643,457

(6.) Rate shown is the 7-day yield as of September 30, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:


                  6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                          $ 71,978,583        $    --
Level 2--Other Significant Observable Inputs     271,943,407         50,234
Level 3--Significant Unobservable Inputs                  --             --
                                                ------------        -------
   Total                                        $343,921,990        $50,234
                                                ============        =======

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                          CONTRACT
                                           AMOUNT          EXPIRATION                 UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION           BUY/SELL    (000S)             DATE         VALUE     APPRECIATION   DEPRECIATION
--------------------           --------   --------         ----------   ----------   ------------   ------------
Australian Dollar (AUD)        Sell            747   AUD      10/2/08   $  590,233      $16,497        $    --
British Pound Sterling (GBP)   Sell            924   GBP      10/1/08    1,643,094       23,621             --
British Pound Sterling (GBP)   Buy             272   GBP      10/1/08      483,532           --          6,951
Danish Krone (DKK)             Sell            122   DKK      10/1/08       23,089          621             --
Euro (EUR)                     Sell            452   EUR      10/1/08      637,010       13,215             --
Euro (EUR)                     Buy              98   EUR      10/1/08      137,808           --          2,859
Japanese Yen (JPY)             Sell        268,161   JPY      10/1/08    2,521,379           --          7,458
Japanese Yen (JPY)             Buy          24,203   JPY      10/1/08      227,567          673             --
South African Rand (ZAR)       Buy             594   ZAR      10/6/08       71,562           --            141
Swedish Krona (SEK)            Sell          4,519   SEK      10/1/08      652,607       15,902             --
Swiss Franc (CHF)              Buy             103   CHF      10/1/08       91,664           --          2,886
                                                                                        -------        -------
Total unrealized appreciation and depreciation                                          $70,529        $20,295
                                                                                        =======        =======

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS            VALUE      PERCENT
-------------------        ------------   -------
United Kingdom             $ 59,584,777     17.3%
Japan                        49,279,523     14.3
Switzerland                  45,138,283     13.1
France                       36,365,141     10.6
United States                29,863,723      8.7
Australia                    26,005,724      7.6
Germany                      15,180,432      4.4
The Netherlands              12,528,574      3.6
India                         8,559,255      2.5
Denmark                       8,467,385      2.5
Brazil                        8,039,056      2.3
Sweden                        7,564,007      2.2
Italy                         6,552,458      1.9
Spain                         5,837,179      1.7
Norway                        4,932,985      1.4
South Africa                  3,631,849      1.1
Lebanon                       3,611,753      1.1
Ireland                       3,300,482      1.0
Mexico                        2,320,407      0.7
Finland                       2,269,917      0.7
Jersey, Channel Islands       1,765,593      0.5
Bermuda                       1,503,762      0.4
Korea, Republic of South      1,480,802      0.4
Canada                          138,923      0.0
                           ------------    -----
Total                      $343,921,990    100.0%
                           ============    =====


                  7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.


                  8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

1. ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A


                  9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $337,819,247
                                 ============
Gross unrealized appreciation    $ 51,601,319
Gross unrealized depreciation     (45,498,576)
                                 ------------
Net unrealized appreciation      $  6,102,743
                                 ============


                  10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008


By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/11/2008